As filed with the Securities and Exchange Commission on August 17, 2022
File No. 333-255884
File No. 811-23661

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

☒
Post-Effective Amendment No. 19
☒
and
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940

☒
Amendment No. 21

☒
HARBOR ETF TRUST
(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606
(Address of Principal Executive Offices)
(312) 443-4400
(Registrant’s Telephone Number, including Area Code)

CHARLES F. MCCAIN, ESQ. Harbor ETF Trust 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Dechert LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110
(Name and address of Agents for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement
It is proposed that this filing will become effective (check appropriate box)
☒
immediately upon filing pursuant to paragraph (b)
☐
on     pursuant to paragraph (b)
☐
60 days after filing pursuant to paragraph (a)(1)
☐
on     pursuant to paragraph (a)(1)
☐
75 days after filing pursuant to paragraph (a)(2)
☐
on     pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of the Harbor International Compounders ETF

Prospectus
Harbor International Compounders ETF
August 17, 2022
Fund	Exchange	Ticker

Harbor International Compounders ETF	NYSE Arca, Inc.	OSEA
The Securities and Exchange Commission (SEC) has not approved the Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Shareholder and Account Policies
Dividends, Distributions and Taxes	16
Taxes on Creations and Redemptions of Creation Units	16
Cost Basis	17
For More Information
Fund Details	18

No financial highlights exist for Harbor International Compounders ETF, which had not commenced operations as of the date of this Prospectus.

Harbor International Compounders ETF

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[1],[2]	0.00%
Total Annual Fund Operating Expenses	0.55%
1 Pursuant to the Investment Advisory Agreement, the Adviser pays all of the operating expenses of the Fund, except for (i) the fee payment under the Investment Advisory Agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; and (viii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
2 “Other Expenses” are estimated for the current fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
One Year	Three Years
$56	$176

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus and no portfolio turnover rate existed at the time of this publication.
Principal Investment Strategy
The Fund invests primarily in equity securities of non-U.S. companies, including those located in emerging market countries. The Fund invests principally in the common stock of companies with market capitalizations of at least $5 billion at the time of acquisition that are identified as “compounders” by C WorldWide Asset Management Fondsmaeglerselskab A/S, the Fund’s subadviser (the “Subadviser”). A company is considered a “compounder” if, in the Subadviser’s view, it is expected to experience sustainable growth and compound its earnings over the long-term (generally five years or more).
In seeking to identify companies for the Fund’s portfolio, the Subadviser conducts qualitative assessments of companies, including, among other criteria, each company’s business model, management, and financial and valuation metrics. The Subadviser seeks to identify what it believes to be high-quality companies with consistent, recurring revenues, stable free cash flows and sustainable returns on invested capital. The Subadviser aims to construct a portfolio of companies exposed to diverse structural growth themes. The investment process generally results in a portfolio of 25-30 companies and, from time to time, may result in more substantial investments in particular countries, regions or sectors. Country, region and sector allocations are the outcome of the Subadviser’s stock selection process.
The Subadviser’s assessment of a company’s business practices includes a consideration of environmental, social and governance (“ESG”) factors. In incorporating ESG factors into its investment process, the Subadviser seeks to identify sustainable growth companies that follow good business practices. In the Subadviser’s view, these are companies with strong corporate governance practices and ethics, laying the foundation for a sustainable business model. The Subadviser’s assessment is based on its internal research as well as third-party data. The key ESG considerations may vary depending on the industry, sector, geographic region or other factors and the business of each issuer.
The Subadviser’s approach to portfolio selection is based on fundamental research informed by visiting companies, participating in investment workshops and seminars, generating proprietary research and reviewing third-party research. The Subadviser’s fundamental evaluation of stocks is dependent on a combination of factors, including risk return considerations, market sentiment and economic data.
The Fund may also invest in depositary receipts. The Fund may invest in foreign currencies and may engage in other foreign currency transactions for investment or hedging purposes.
The Fund is classified as non-diversified, which means the Fund may invest in the securities of a smaller number of issuers than a diversified fund.
The Subadviser maintains a long-term investment horizon. The Subadviser monitors investments for changes in the factors above, which may trigger a decision to sell a security, but does not require such a decision. The Subadviser also may consider selling a security if the Subadviser develops alternative investment ideas or in order to meet redemption requests.

1

Fund Summary
Harbor International Compounders ETF

Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund (in alphabetical order after the first seven risks) include:
Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Non-Diversification Risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer, and/or invest in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio.
Limited Number of Holdings Risk: The Fund may invest in a limited number of companies. As a result, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies. In addition, the Fund’s performance may be more volatile than a fund that invests in a larger number of companies.
Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Premium/Discount Risk: The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Adviser cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. This may result in the Fund’s shares trading significantly above (premium)
or below (discount) the Fund’s net asset value, which will be reflected in the intraday bid/ask spreads and/or the closing price of shares as compared to net asst value. However, given that shares can be purchased and redeemed in Creation Units to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value.
Authorized Participant Concentration/Trading Risk: Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to the Fund’s net asset value and to face trading halts and/or delisting. This risk may be heightened during periods of volatility or market disruptions.
Cash Transactions Risk: The Fund will effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. To the extent costs are not offset by transaction fees charged by the Fund to APs, the costs of cash transactions will be borne by the Fund.
Depositary Receipts Risk: Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. Depositary receipts are subject to the risks associated with investing directly in foreign securities.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges

2

Fund Summary
Harbor International Compounders ETF

in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.
ESG Factors Risk: The Subadviser considers certain ESG factors in evaluating company quality which may result in the selection or exclusion of securities for reasons other than performance and the Fund may underperform relative to other funds that do not consider ESG factors.
Foreign Currency Risk: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.
Geographic Concentration Risk: The Fund may invest a substantial amount of its assets in securities of issuers located in a single country or geographic region. As a result, any changes to the regulatory, political, social or economic conditions in such country or geographic region will generally have greater impact on the Fund than such changes would have on a more geographically diversified fund and may result in increased volatility and greater losses.
Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.
New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Board of Trustees may liquidate the Fund at any time in accordance with the Declaration of Trust and governing law. As a result, the timing of the Fund’s liquidation may not be favorable.
Participatory Notes Risk: The return on a P-note is linked to the performance of the issuers of the underlying securities. The performance of P-notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses.  P-notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities.  P-notes may also be less liquid and more difficult to sell.
Sector Risk: Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.
Selection Risk: The Subadvisers' judgment about the attractiveness, value and growth potential of a particular security may be incorrect.  The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Performance
Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain performance information, please visit the Fund’s website at harborcapital.com or call 800-422-1050.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.

Subadviser
C WorldWide Asset Management Fondsmaeglerselskab A/S (“C WorldWide”) has subadvised the Fund since 2022.

Portfolio Managers
The  portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Bo Almar Knudsen C WorldWide Asset Management Fondsmaeglerselskab A/S
Mr. Knudsen is the Chief Executive Officer and Portfolio Manager of C WorldWide and has co-managed the Fund since 2022.
Bengt Seger C WorldWide Asset Management Fondsmaeglerselskab A/S
Mr. Seger is a Portfolio Manager of C WorldWide and has co-managed the Fund since 2022.
Peter O’Reilly C WorldWide Asset Management Fondsmaeglerselskab A/S
Mr. O’Reilly is a Portfolio Manager of C WorldWide and has co-managed the Fund since 2022.

3

Fund Summary
Harbor International Compounders ETF

Mattias Kolm C WorldWide Asset Management Fondsmaeglerselskab A/S
Mr. Kolm is a Portfolio Manager of C WorldWide and has co-managed the Fund since 2022.
Buying and Selling Fund Shares
Individual Fund shares may only be bought and sold in the secondary market through a broker or dealer at a market price. Shares of the Fund are listed and traded on an exchange at market price throughout the day rather than at NAV and may trade at a price greater than the Fund’s NAV (premium) or less than the Fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling Fund shares in the secondary market (the “bid-ask spread”). Recent information, including information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spread, is available at harborcapital.com.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
The Fund and/or its related companies may pay intermediaries, which may include banks, broker-dealers, or financial professionals, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

4

Additional Information about the Fund’s Investments

Investment Objective
Harbor ETF Trust’s Board of Trustees (the “Board of Trustees”) may change the Fund’s investment objective without shareholder approval.

Principal Investments
The Fund’s principal investment strategies are described in the Fund Summary section.
The main risks associated with investing in the Fund are summarized in the Fund Summary section at the front of this Prospectus.
For additional risk factors that are not discussed in this Prospectus because they are not considered main risk factors, see Harbor ETF Trust’s Statement of Additional Information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence a fund’s performance and the Fund’s investment strategy may not produce the intended results.
More detailed descriptions of certain of the main risks and additional risks of the Fund are described below.
EQUITY SECURITIES
Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The Fund may invest in common stocks and depositary receipts.
COMMON STOCK
Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock. Common stock usually carries with it the right to vote and frequently, an exclusive right to do so.
DEPOSITARY RECEIPTS
Depositary receipts include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”), and Global Depositary Receipts (“GDRs”). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.
FOREIGN SECURITIES
The Fund may invest in equity securities of foreign developed market companies and emerging market companies as part of its principal investment strategy.
The Subadviser is responsible for determining whether a particular issuer would be considered a foreign or emerging market issuer. Normally, foreign or emerging market governments and their agencies and instrumentalities are considered foreign or emerging market issuers, respectively. In the case of non-governmental issuers, the Subadviser may consider an issuer to be a foreign or emerging market issuer if:
◾
the company has been classified by MSCI, FTSE, or S&P indices as a foreign or emerging market issuer;
◾
the equity securities of the company principally trade on stock exchanges in one or more foreign or emerging market countries;
◾
a company derives a substantial portion of its total revenue from goods produced, sales made or services performed in one or more foreign or emerging market countries or a substantial portion of its assets are located in one or more foreign or emerging market countries;
◾
the company is organized under the laws of a foreign or emerging market country or its principal executive offices are located in a foreign or emerging market country; and/or
◾
such Subadviser otherwise determines an issuer to be a foreign or emerging market issuer in its discretion based on any other factors relevant to a particular issuer.
Foreign Securities Risk
Investing in securities of foreign companies and governments may involve risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments. A decline in the exchange rate may also reduce the value of certain portfolio securities. Even

5

Additional Information about the Fund’s Investments

though the securities are denominated in U.S. dollars, exchange rate changes may adversely affect the company’s operations or financial health.
Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the U.S. Such factors include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of political, social or diplomatic developments; limitations on the movement of funds or other assets of the Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. These delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. An inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.
The Fund’s custodian, State Street Bank and Trust Company, has established and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Fund may invest to permit the Fund’s assets to be held in those foreign countries. These relationships have been established pursuant to Rule 17f-5 of the Investment Company Act, which governs the establishment of foreign subcustodial arrangements for funds. The Fund’s subcustodial arrangements may be subject to certain risks including: (i) the inability of the Fund to recover assets in the event of the subcustodian’s bankruptcy; (ii) legal restrictions on the Fund’s ability to recover assets lost while under the care of the subcustodian; (iii) the likelihood of expropriation, confiscation or a freeze of the Fund’s assets; and (iv) difficulties in converting the Fund’s cash and cash equivalents to U.S. dollars. The Adviser and the Subadviser have evaluated the political risk associated with an investment in a particular country.
Investing in securities of non-U.S. companies may entail additional risks especially in emerging countries due to the potential political and economic instability of certain countries. These risks include expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested and the imposition of sanctions. Should one of these events occur, the Fund could lose its entire investment in any such country. A Fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.
Even though opportunities for investment may exist in foreign countries, any changes in the leadership or policies of the governments of those countries, or in any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and thereby eliminate any investment opportunities that may currently exist. This is particularly true of emerging markets.
Certain countries in which the Fund may invest may have minority groups that advocate religious or revolutionary philosophies or support ethnic independence. Any action on the part of such individuals could carry the potential for destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund’s investment in those countries.
Certain countries prohibit or impose substantial restrictions on investments in their capital and equity markets by foreign entities like the Fund. Certain countries require governmental approval prior to foreign investments or limit the amount of foreign investment in a particular company or limit the investment to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments. In particular, restrictions on repatriation could make it more

6

Additional Information about the Fund’s Investments

difficult for the Fund to obtain cash necessary to satisfy the tax distribution requirements that must be satisfied in order for the Fund to avoid federal income or excise tax.
Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In January 2020, the United Kingdom withdrew from the EU (referred to as “Brexit”) subject to a withdrawal agreement that permitted the United Kingdom to effectively remain in the EU from an economic perspective during a transition phase that expired at the end of 2020. On December 24, 2020, negotiators representing the United Kingdom and the EU came to a preliminary trade agreement, the EU-UK Trade and Cooperation Agreement (“TCA”), which is an agreement on the terms governing certain aspects of the EU’s and United Kingdom’s relationship following the end of the transition period. On December 30, 2020, the United Kingdom and the EU signed the TCA, which was ratified by the British Parliament on the same day. The TCA was subsequently ratified by the EU Parliament and entered into force on May 1, 2021. Brexit has resulted in volatility in European and global markets and could have significant negative impacts on financial markets in the United Kingdom and throughout Europe. Many areas of economic activity were outside the scope of the negotiating mandate and, therefore, the longer term economic, legal, political and social framework to be put in place between the United Kingdom and the EU is still unclear at this stage and is likely to lead to ongoing political and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets for some time. This uncertainty may have an adverse effect on the economy generally and on the value of the Fund’s investments.
Emerging Markets
The Fund may invest in equity securities of emerging market companies as part of its principal investment strategy. Investments in emerging markets involve risks in addition to those generally associated with investments in foreign securities.
Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, would be heightened. In addition, unanticipated political or social developments may affect the values of the Fund’s investments and the availability to the Fund of additional investments in such emerging markets. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those markets may make the Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries). In addition, emerging market countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the Adviser’s or a Subadviser’s ability to evaluate local companies or their potential impact on the Fund’s performance. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. and other governments, or from problems in share registration, settlement or custody, may also result in losses.
In addition, the U.S. and other nations and international organizations may impose economic sanctions or take other actions that may adversely affect issuers located in certain countries. In particular, the U.S. and/or other countries have imposed economic sanctions on certain Russian and Chinese individuals and/or corporate entities.  The U.S. or other countries could also institute broader sanctions on Russia or China. Such sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund’s portfolio. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies located in certain countries, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Countries subject to sanctions may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of the Fund’s portfolio and potentially disrupt its operations. Such events may have an adverse impact on the economies and debts of other emerging markets as well.
As a part of its principal investment strategy, the Fund may invest in eligible securities, such as China A-Shares, that are listed and traded on the Shanghai and Shenzhen Stock Exchanges through the China–Hong Kong Stock Connect program.
NON-DIVERSIFICATION RISK
The Fund is classified as non-diversified, meaning that it may invest a greater percentage of its assets in securities of a single issuer, and/or invest in relatively small number of issuers. As a result, the Fund may be more susceptible to the risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of these issuers may also present substantial credit or other risks.

7

Additional Information about the Fund’s Investments

OPERATIONAL RISKS
An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, cybersecurity breaches, changes in personnel and errors caused by third-party service providers. These errors or failures as well as other technological issues may adversely affect the Fund’s ability to calculate its net asset value in a timely manner, including over a potentially extended period, or may otherwise adversely affect the Fund and its shareholders. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could causes losses to the Fund. In addition, similar incidents affecting issuers of securities held by the Fund may negatively impact Fund performance.

Non-Principal Investments
In addition to the investment strategies described in this Prospectus, the Fund may also make other types of investments, and, therefore, may be subject to other risks.  For additional information about the Fund, its investments and related risks, please see the Fund’s Statement of Additional Information.

Exchange-Traded Fund Structure
Shares can be purchased and redeemed directly from the Fund at NAV only by authorized participants in large increments (Creation Units). A Fund’s shares are listed on an exchange and can be bought and sold in the secondary market at market prices. The market price of the Fund’s shares, like other exchange-traded securities, may include a “bid-ask spread” (the difference between the price at which investors are willing to buy shares and the price at which investors are willing to sell shares). A Fund’s market price per share will generally fluctuate with changes in the market value of the Fund’s portfolio holdings and as a result of the supply and demand for shares of the Fund on the listing exchange.
There is no guarantee that the Fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the Fund’s shares or to engage in purchase or redemption transactions. Decisions by market makers or authorized participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of authorized participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio holdings and the market price of Fund shares. To the extent no other authorized participants are able to step forward to create or redeem, shares may trade at a discount to NAV and possibly face delisting. The authorized participant concentration risk may be heightened during market disruptions or periods of market volatility and in scenarios where authorized participants have limited or diminished access to the capital required to post collateral.
Investors may sustain losses if they pay more than the Fund’s NAV per share when purchasing shares or receive less than the Fund’s NAV per share when selling shares in the secondary market. In addition, trading of shares of the Fund in the secondary market may be halted, for example, due to activation of marketwide “circuit breakers.” If trading halts or an unanticipated early closing of the listing exchange occurs, an investor may be unable to purchase or sell shares of the Fund. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore also subject to the risk of increased volatility and price decreases associated with being sold short. There are various methods by which investors can purchase and sell shares and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund.
Certain accounts or Adviser affiliates, including other funds advised by the Adviser or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the Fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the Fund. Dispositions of a large number of shares of the Fund by these shareholders may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the Fund to sell securities, which may increase the Fund’s brokerage costs. To the extent these large shareholders transact in shares of the Fund on the secondary market, such transactions may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material effect (upward or downward), on the market price of the Fund’s shares.

Portfolio Turnover
The Fund does not expect to engage in frequent trading to achieve its principal investment strategy. Active and frequent trading in a Fund’s portfolio may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period.

8

Additional Information about the Fund’s Investments

Portfolio Holdings Disclosure Policy
A full list of Fund holdings will be provided on harborcapital.com on each business day prior to the opening of regular trading on the listing exchange.
Additional information about Harbor ETF Trust’s portfolio holdings disclosure policy is available in the Statement of Additional Information.

9

The Adviser

Harbor Capital Advisors, Inc.
Harbor Capital Advisors, Inc. (“Harbor Capital” or the “Adviser”) is the investment adviser to Harbor ETF Trust. The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, is a wholly owned subsidiary of ORIX Corporation (“ORIX”), a global financial services company based in Tokyo, Japan. ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services. The stock of ORIX trades publicly on both the New York (through American Depositary Receipts) and Tokyo Stock Exchanges.
The combined assets of Harbor ETF Trust and the other products managed by the Adviser were approximately $40.7 billion as of June 30, 2022.
The Adviser may manage funds directly or employ a “manager-of-managers” approach in selecting and overseeing Subadvisers. The Adviser makes day-to-day investment decisions with respect to each fund that it directly manages. In the case of subadvised funds, the Adviser evaluates and allocates each Harbor fund’s assets to one or more Subadvisers. For Harbor funds that employ a discretionary Subadviser, such as the Fund, the Subadvisers are responsible for the day-to-day management of the assets of the Harbor funds allocated to them. For Harbor funds that employ one or more non-discretionary Subadvisers, the Adviser will make day-to-day investment decisions with respect to each such fund to implement model portfolios provided by the non-discretionary Subadvisers. Subject to the approval of the Board of Trustees, the Adviser establishes, and may modify whenever deemed appropriate, the investment strategy of the Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers.
The Adviser also:
◾
Seeks to ensure quality control in each Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark or tracking an index, as applicable.
◾
Monitors and measures risk and return results against appropriate benchmarks and recommends whether a Subadviser should be retained or changed.
◾
Focuses on cost control.
In order to more effectively manage the Fund, Harbor Funds and the Adviser have been granted an order from the Securities and Exchange Commission (“SEC”), which extends to Harbor ETF Trust,  permitting the Adviser, subject to the approval of the Board of Trustees, to select Subadvisers not affiliated with the Adviser to serve as portfolio managers for the Harbor funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements with such unaffiliated subadvisers, all without obtaining shareholder approval.
In addition to its investment management services, the Adviser administers Harbor ETF Trust’s business affairs. Pursuant to the Investment Advisory Agreement between the Trust and the Adviser with respect to the Fund, and subject to the general supervision of the Board of Trustees, the Adviser provides or causes to be furnished, all supervisory and other services reasonably necessary for the operation of the Fund and also bears the costs of various third-party services required by the Fund, including administration, certain custody, audit, legal, transfer agency, and printing costs. The Adviser pays all other expenses of the Fund except for (i) the fee payment under the Investment Advisory Agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; (viii) any gains or losses attributable to investments under a deferred compensation plan for Trustees who are not “interested persons” of the Trust; and (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser pays a subadvisory fee to each Subadviser out of its own assets. The Fund is not responsible for paying any portion of the subadvisory fee to a Subadviser.
Annual Advisory Fee Rates
(annual rate based on the Fund’s average net assets)
	Actual Advisory Fee Paid	Contractual Advisory Fee
Harbor International Compounders ETF	N/A1	0.55%
1
Has not commenced operations as of the date of this prospectus.
A discussion of the factors considered by the Board of Trustees when approving the investment advisory and investment subadvisory agreements of the Fund will be available in the Fund’s annual report to shareholders for the twelve-month period ending October 31, 2022.
From time to time, the Adviser or its affiliates may invest “seed” capital in a Fund, typically to enable a Fund to commence investment operations and/or achieve sufficient scale. The Adviser and its affiliates may hedge such seed capital exposure by investing in derivatives or other instruments expected to produce offsetting exposure. Such hedging transactions, if any, would occur outside of a Fund.

10

The Subadviser

The Subadviser and Portfolio Managers
The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares in the Fund.

Harbor International Compounders ETF
C WorldWide Asset Management Fondsmaeglerselskab A/S (“C WorldWide”), located at Dampfaergevej 26 DK-2100 Copenhagen Denmark, serves as Subadviser to Harbor International Compounders ETF. The portfolio managers are jointly and primarily responsible for the day-to-day portfolio management of the Fund.
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Bo Almar Knudsen	2022
Mr. Knudsen serves as CEO of the Subadviser and as Portfolio
Manager for the Fund. He has worked with global equities
portfolio management since 1989, including five years at Danske
Bank. Mr. Knudsen was a member of AIMR (CFA)’s global IPC
committee from 1998-2002 and served as the chair of the Danish
Society of Financial Analysts and CFA Denmark from 2002-2008.
He holds an MSc (Econ) in Finance from Aarhus School of
Business supplemented with MBA courses from San Francisco
State University. He has been employed by the Subadviser since
1994 with the exception of a period between 1998-2001 where
he worked as Head of Equities at Nordea Investment
Management.

Bengt Seger	2022
Mr. Seger serves as Portfolio Manager for the Fund. Mr. Seger has previously worked as an Analyst and Portfolio Manager
at Sparbanken Skåne, and as a Senior Analyst in international equites at Carnegie Investment Bank. He holds a Master’s in
Law and has studied Business Administration and Economics
at the University of Lund. He has been employed by the
Subadviser since 1988.

Peter O’Reilly	2022
Mr. O’Reilly serves as Portfolio Manager for the Fund. He has previously worked as Head of Global Equities at Investors Group where he was responsible for managing the firm’s global equity portfolios. He has also held investment roles at Royal and Sun
Alliance Asset London, Global Asset Management and AIB
Investment Managers. He holds a BA and MA in Economics
from University College Dublin and is a member of the UK Society of Investment Professionals (CFA). He has been employed by
the Subadviser since 2018.

Mattias Kolm	2022
Mr. Kolm serves as Portfolio Manager for the Fund. He has
previously worked in Svedala Industri’s finance department where he primarily dealt with cash flow hedging, and at Skandinaviska
Enskilda Banken as a Portfolio Manager. He holds an MSc BA
from the University of Lund and has supplemented his degree
with studies in finance at Stockholm School of Economics. He has been employed by the Subadviser since 2003.

11

The Subadviser

C WorldWide International Composite Performance Information
The following table presents the past performance of the C WorldWide International Composite (the “C WorldWide International Composite”). C WorldWide is the Subadviser to Harbor International Compounders ETF. The C WorldWide International Composite is comprised of all fee-paying accounts under discretionary management by C WorldWide that have investment objectives, policies and strategies substantially similar to those of the Fund. Returns include the reinvestment of interest, dividends and any other distributions and are presented in U.S. dollars. C WorldWide has prepared and presented the historical performance shown for the C WorldWide International Composite (gross) in compliance with the Global Investment Performance Standards (GIPS®). The GIPS method for computing historical performance differs from the SEC’s method. The gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the C WorldWide International Composite or certain other expenses that would be applicable to mutual funds. To calculate the performance of the C WorldWide International Composite net of expenses, the Adviser applied the estimated net Fund operating expenses payable by the Fund, as disclosed in the “Total Annual Fund Operating Expenses After Expense Reimbursement” line item of the Fund’s fee table, in the Fund Summary section. The net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of C WorldWide in managing portfolios with substantially similar investment strategies and techniques to those of the Fund.
The historical performance of the C WorldWide International Composite is not that of Harbor International Compounders ETF and is not indicative of the Fund’s future results. The Fund’s actual performance may vary significantly from the past performance of the C WorldWide International Composite. While the accounts comprising the C WorldWide International Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, not all of the accounts currently comprising the C WorldWide International Composite are subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the accounts in the C WorldWide International Composite, they may have had an adverse effect on the performance results of the C WorldWide International Composite. However, C WorldWide does not believe that such accounts would have been managed in a significantly different manner had they been subject to such investment limitations, diversification requirements and other restrictions.

C WorldWide International composite*
	Average Annual Total Returns for the Periods Ended December 31, 2021:
	1 Year	3 Years	5 Years	Since Inception
C WorldWide International Composite (net)	9.43%	20.32%	14.01%	13.89%
C WorldWide International Composite (gross)	10.04	20.99	14.64	14.51
MSCI All Country World Ex. U.S. (ND) Index**	7.82	13.18	9.61	6.52

	Calendar Year Total Returns for the Periods Ended December 31:
	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
C WorldWide International Composite (net)	24.06%	14.69%	-0.80%	2.37%	-2.44%	32.84%	-16.76%	27.31%	25.04%	9.43%
C WorldWide International Composite (gross)	24.75	15.32	-0.25	2.93	-1.91	33.57	-16.3	28.01	25.73	10.04
MSCI All Country World Ex. U.S. (ND) Index**	16.83	15.29	-3.87	-5.66	4.5	27.19	-14.2	21.51	10.65	7.82

*
This is not the performance of Harbor International Compounders ETF. As of December 31, 2021, the C WorldWide International Composite was composed of 4 accounts, totaling approximately $442 million. The inception date of the C WorldWide International Composite was September 1, 1986. Performance presented prior to January 1, 1997, is from before the Subadviser adopted the GIPS standards and may not comply with all of the GIPS requirements.
**
The MSCI All Country World Ex. U.S. (ND) Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. This unmanaged index does not reflect fees and expenses and is not available for direct investment. The benchmark results presented are a combination of two indices. The MSCI World ex USA Index was used prior to December 31, 2000, and the MSCI All Country World Ex. U.S. (ND) Index is used as of January 1, 2001.

12

Shareholder Information

Valuing Fund Shares
The Fund’s net asset value (“NAV”) per share, is generally calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.
Shares of the Fund may be purchased through a broker in the secondary market by individual investors at market prices which may vary throughout the day and may differ from NAV.
On holidays or other days when the NYSE is closed, the NAV is not calculated and the Fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the Fund’s NAV is not calculated. Consequently, the Fund’s portfolio securities may trade and the NAV of the Fund’s shares may be significantly affected on days when a shareholder will not be able to purchase or sell shares of the Fund.
Harbor ETF Trust’s valuation procedures permit the Fund to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data. As a general matter, accurately fair valuing investments is difficult and can be based on inputs and assumptions that may not always be correct.
The Fund generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or independent pricing vendors. In the case of fixed income securities and non-exchange traded derivative instruments, fair value is generally determined using prices provided by independent pricing vendors. The prices provided by independent pricing vendors reflect the pricing vendor’s assessment using various market inputs of what it believes are the fair values of the securities at the time of pricing. Those market inputs include recent transaction prices and dealer quotations for the securities, transaction prices for what the independent pricing vendor believes are similar securities and various relationships between factors such as interest rate changes and security prices that are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the independent pricing vendor often does not have as a market input, current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the independent pricing vendor’s evaluation process, which means that the price supplied by the pricing vendor may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing vendors. As a result, the NAV of Fund shares may be affected by changes in the value of currencies in relation to the U.S. dollar.
When reliable market quotations or prices supplied by an independent pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by an independent pricing vendor for the same securities. This means the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or prices supplied by an independent pricing vendor. The fair value prices used by the Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.

Buying and Selling Shares
The Fund issues and redeems shares only in Creation Units at the NAV per share next determined after receipt of an order from an authorized participant. Authorized participants must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Only authorized participants may acquire shares directly from the Fund, and only authorized participants may tender their shares for redemption directly to the Fund, at NAV. Once created, shares trade in the secondary market in quantities less than a Creation Unit.

13

Shareholder Information

These transactions are made at market prices that may vary throughout the day and may be greater than the Fund’s NAV (premium) or less than the Fund’s NAV (discount). As a result, you may pay more than NAV when you purchase shares, and receive less than NAV when you sell shares, in the secondary market. If you buy or sell shares in the secondary market, you will generally incur customary brokerage commissions and charges and you may also incur the cost of the spread between the price at which a dealer will buy shares of the Fund and the somewhat higher price at which a dealer will sell shares. Due to such commissions and charges and spread costs, frequent trading may detract significantly from investment returns.
A Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. Information about the procedures regarding creation and redemption of Creation Units and the applicable transaction fees is included in the Statement of Additional Information.

Distribution and Service (12b-1) Fees
Harbor ETF Trust has adopted a distribution plan for the Fund in accordance with Rule 12b-1 under the Investment Company Act. Under the plan, the Fund is authorized to pay distribution and service fees to the Distributor for the sale, distribution and servicing of shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund may cost you more than certain other types of sales charges.

Book Entry
Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (DTC), or its nominee, is the registered owner of all outstanding shares of the Fund. Your ownership of shares will be shown on the records of DTC and the DTC participant broker-dealer through which you hold the shares. Your broker-dealer will provide you with account statements, confirmations of your purchases and sales, and tax information. Your broker-dealer will also be responsible for distributing income and capital gain distributions and for sending you shareholder reports and other information as may be required.

Frequent Purchases and Redemptions of Shares
The Fund accommodates frequent purchases and redemptions of Creation Units by authorized participants and does not place a limit on purchases or redemptions of Creation Units by these investors. The Fund reserves the right, but does not have the obligation, to reject any purchase or redemption transaction (subject to legal and regulatory limits regarding redemption transactions) at any time. In addition, the Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Investments by Registered Investment Companies
Section 12(d)(1) of the Investment Company Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including the requirement to enter into an agreement with the Fund.

Note to Authorized Participants Regarding Continuous Offering
Certain legal risks may exist that are unique to authorized participants purchasing Creation Units directly from the Fund. Because new Creation Units may be issued on an ongoing basis, at any point a “distribution," as such term is used in the Securities Act of 1933 (the 1933 Act), could be occurring. As a broker-dealer, certain activities that you perform may, depending on the circumstances, result in your being deemed a participant in a distribution, in a manner which could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the 1933 Act.
For example, you may be deemed a statutory underwriter if you purchase Creation Units from the Fund, break them down into individual Fund shares, and sell such shares directly to customers, or if you choose to couple the creation of a supply of new Fund shares with an active selling effort involving solicitation of secondary market demand for Fund shares. A determination of whether a person is an underwriter for purposes of the 1933 Act depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.

14

Shareholder Information

This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, you should note that dealers who are not underwriters but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the 1933 Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to shares of the Fund are reminded that, under Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange. Certain affiliates of the Fund may purchase and resell Fund shares pursuant to this prospectus.

15

Shareholder and Account Policies

 This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you.
Dividends, Distributions and Taxes
The Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. The Fund declares and pays any dividends from net income and capital gains at least annually in December. The Fund may also pay dividends and capital gain distributions at other times if necessary, to avoid federal income or excise tax. The Fund expects distributions, if any, to be from net investment income and/or capital gains. If you purchased your shares in the secondary market, your broker is responsible for distributing the income and capital gains distributions to you.
For U.S. federal income tax purposes, distributions of net long-term capital gains are taxable as long-term capital gains which may be taxable at different rates depending on their source and other factors. Distributions of net short-term capital gains are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so reported by the Fund and certain other conditions (including holding period requirements) are met by the Fund and the shareholder, as “qualified dividend income” (“QDI”). QDI is taxable to individual shareholders at a maximum rate of 15% or 20% for U.S. federal income tax purposes (depending on whether the individual’s income exceeds certain threshold amounts). More information about QDI is included in the Fund’s Statement of Additional Information. Dividends and capital gains distributions are taxable whether you receive them in cash or reinvest them in additional Fund shares.
Generally, you should avoid investing in the Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund. This is referred to as “buying a dividend.”
When you sell Fund shares, you generally will realize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds you receive and your tax basis for the shares that you sell or exchange. Character and tax status of distributions will be available to shareholders after the close of each calendar year.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) earned by U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
If you do not provide your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service (“IRS”), you may be subject to a backup withholding tax, currently at a rate of 24%, on any dividends and capital gain distributions, and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% (or lower applicable treaty rate) on amounts treated as ordinary dividends or otherwise “withholdable payments” from the Fund, as discussed in more detail in the Fund’s Statement of Additional Information.

Taxes on Creations and Redemptions of Creation Units
An authorized participant who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the amount of any cash paid for such Creation Units. An authorized participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received. The IRS, however, may assert that a loss realized upon an exchange of primarily securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Authorized participants exchanging securities for Creation Units or redeeming Creation Units should consult their own tax advisers with respect to whether wash sale rules apply and when a loss might be deductible and the tax treatment of any creation or redemption transaction.
Under current U.S. federal income tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units held as capital assets is generally treated as long-term capital gain or loss if the Shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if the Shares (or securities surrendered) have been held for one year or less.

16

Shareholder and Account Policies

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you created or sold and at what price.

Cost Basis
The cost basis of Shares acquired by purchase will generally be based on the amount paid for the Shares subject to adjustments as required by the Internal Revenue Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. The cost basis information for sale transactions is generally required to be reported to the IRS and the shareholders. You may elect to have one of several cost basis methods applied to your account and should consult with your tax adviser regarding your specific situation. You should contact your financial intermediary through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

17

Fund Details

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor funds visit our website at harborcapital.com or call 800-422-1050 during normal business hours.

CUSIP NUMBER	TICKER SYMBOL
Harbor International Compounders ETF
41151J 885	OSEA

Updates Available
For updates on the Harbor ETF Trust following the end of each calendar quarter, please visit our website at harborcapital.com.

18

[THIS PAGE INTENTIONALLY LEFT BLANK]

19

For more information
For investors who would like more information about the Fund, the following documents are available upon request:
Annual/Semi-Annual Reports
Additional information about the the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.
This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of a Fund are registered for sale.
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
484-320-6239
Shareholder Inquiries
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Obtain Documents
Free copies of the annual and semi-annual reports, the SAI, and other information about the Funds are available:
harborcapital.com
800-422-1050
Harbor ETF Trust P.O. Box 804660 Chicago, IL 60680-4108
Investors may get text-only copies:
sec.gov
publicinfo@sec.gov (for a fee)
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Douglas J. Skinner
Trustee
Ann M. Spruill
Trustee
Landis Zimmerman
Trustee
Erik D. Ojala
Chief Compliance Officer

Anmarie S. Kolinski
Treasurer
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer

Investment Company Act File No. 811-23661
ETF.SP.OSEA.0822

111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
harborcapital.com

STATEMENT OF ADDITIONAL INFORMATION – August 17, 2022

Harbor ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and includes the following series (the “Fund”):
Fund	Principal U.S. Listing Exchange	Ticker
Harbor International Compounders ETF	NYSE Arca, Inc.	OSEA
Additional funds may be created by the Fund’s Board of Trustees (the “Board of Trustees” or the “Trustees”) from time to time. The assets of the Fund are managed by Harbor Capital Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
This Statement of Additional Information is not a prospectus, but provides additional information that should be read in conjunction with the Prospectus of the Fund dated August 17, 2022, as amended or supplemented from time to time. Additional information about the Fund’s investments is available at harborcapital.com or in the Fund’s Annual and Semi-Annual reports to shareholders. Investors can obtain free copies of the Prospectus and the Statement of Additional Information, the Annual Reports, which contain the Fund’s audited financial statements, the Semi-Annual Reports, request other information and discuss their questions about the Fund by calling 800-422-1050, by writing to Harbor ETF Trust at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302 or by visiting our website at harborcapital.com. No audited financial statements exist for the Fund, which had not commenced operations as of the date of this Statement of Additional Information.

ADDITIONAL POLICIES AND INVESTMENT TECHNIQUES

The Fund is an exchange-traded fund that issues and redeems shares on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units are issued in exchange for portfolio securities and/or cash. Shares are listed and traded on an exchange. Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and in exchange for portfolio securities and/or cash. Shareholders who are not Authorized Participants (as defined herein), therefore, will not be able to purchase or redeem shares directly with or from the Fund. Instead, most shareholders who are not Authorized Participants will buy and sell shares in the secondary market through a broker.
The Fund is a non-diversified management investment company that has its own investment objective that it pursues through separate investment policies, as described in the Prospectus and below. The following discussion elaborates on the presentation of certain of the Fund’s investment policies contained in the Prospectus.
The Fund may temporarily depart from its normal investment policies and strategies when the Fund’s Subadviser and/or the Adviser, as applicable, believes that doing so is in the Fund’s best interest, so long as the strategy or policy employed is consistent with the Fund’s investment objective. For instance, the Fund may invest in derivatives or exchange traded funds that are consistent with the Fund‘s investment objective when those instruments are more favorably priced or provide needed liquidity, as might be the case if the Fund is transitioning assets from one Subadviser to another or receives large cash flows that it cannot prudently invest immediately.

Investment Policies

The Fund may make the types of investments, and is subject to the types of risks, described in each of the following investment policies.

Borrowing
Borrowing is permitted for temporary administrative or emergency purposes and this borrowing may be unsecured. Borrowing may exaggerate the effect on any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Cash Equivalents
Cash equivalents include short-term obligations issued or guaranteed as to interest and principal by the U.S. government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities). The Fund may also invest in obligations of domestic and/or foreign banks, which include certificates of deposit, bankers’ acceptances and fixed time deposits. The Fund may also invest in obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation (“FDIC”). Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of further political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.
The Fund may also invest in commercial paper that at the date of investment is rated at least A-1 by S&P, P-1 by Moody’s or F-1 by Fitch Ratings or, if not rated, is issued or guaranteed as to payment of principal and interest by companies that at the date of investment have an outstanding debt issue rated AA or better by S&P or equivalently rated by Moody’s or Fitch Ratings; short-term corporate obligations that at the date of investment are rated AA or better by S&P or equivalently rated by Moody’s or Fitch Ratings, and other debt instruments, including unrated instruments, determined to be of comparable high quality and liquidity.
The Fund may hold cash and invest in cash equivalents pending investment of proceeds from new sales or to meet ordinary daily cash needs.

Common Stocks
Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock. Common stock usually carries with it the right to vote and frequently, an exclusive right to do so.

Convertible Securities
Convertible securities are bonds, preferred stocks and other securities that normally pay a fixed rate of interest or dividend and give the owner the option to convert the security into common stock. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuer, the price will also change based on the price of the underlying stock. While convertible securities generally have less potential for gain than common stock, their income provides a cushion against the stock price’s decline. They generally pay less income than non-convertible bonds.

Investment Policies

Convertible Securities —
Continued
CONTINGENT CONVERTIBLE INSTRUMENTS
Contingent convertible securities (“CoCos”) are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with CoCos include, but are not limited to:
◾
Loss absorption risk. CoCos have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses.
◾
Subordinated instruments. CoCos will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos (such as the Fund) against the issuer with respect to or arising under the terms of the CoCos shall generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a trigger, each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.
◾
Market value will fluctuate based on unpredictable factors. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Cybersecurity Risks
As the use of technology increases, the Fund may be more susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber attacks include, among other things, stealing or corrupting confidential information and other data that is maintained online or digitally for financial gain, denial-of-service attacks on websites causing operational disruption, and the unauthorized release of confidential information and other data.
Cybersecurity breaches affecting the Fund or the Adviser, Fund’s Subadviser, custodian, transfer agent, other third-party service providers, intermediaries and others may adversely impact the Fund and its shareholders. A cybersecurity breach may cause disruptions and impact the Fund’s business operations, which could potentially result in financial losses, inability to determine the Fund’s net asset value, impediments to trading, reputational damage, the inability of shareholders to transact business, violation of applicable law, regulatory penalties and/or fines, and compliance and other costs. Indirect cybersecurity breaches at third-party service providers, intermediaries, trading counterparties, governmental and other regulatory authorities, and exchange and other financial market operators may subject the Fund’s shareholders to the same risks associated with direct cybersecurity breaches. Further, indirect cybersecurity breaches at an issuer of securities in which the Fund invests may similarly negatively impact the Fund’s shareholders because of a decrease in the value of these securities.
The Trust has established policies and procedures designed to reduce the risks associated with cybersecurity breaches and other operational disruptions. However, there is no guarantee that such efforts will succeed, especially since the Trust does not directly control the cybersecurity systems of issuers or third-party service providers. There is a risk that cybersecurity breaches will not be detected. In addition, there are inherent limitations to these policies and procedures and certain risks may not yet be identified and new risks may emerge in the future. The Fund and its shareholders could be negatively impacted as a result of any cybersecurity breaches or operational disruptions.

Derivative Instruments
Derivative instruments are securities or contracts that provide for payments based on or “derived” from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract either entered into between two parties (unlike a stock or a bond) or traded on an exchange and subject to central clearing. Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments.
A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by the Fund, including an investment in conventional securities,  reflects an implicit prediction about future changes in the value of that investment. Every Fund investment also involves a risk that the expectations of the Subadviser will

Investment Policies

Derivative Instruments —
Continued
be wrong. Transactions in derivative instruments often enable a Fund to take investment positions that more precisely reflect the expectations of the Subadviser concerning the future performance of the various investments available to the Fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investments in conventional securities.
Derivative contracts include options, futures contracts and swap agreements. The principal risks associated with derivative instruments are:
◾
Market Risk: The risk that the instrument will decline in value or that an alternative investment would have appreciated more, but this is similar to the risk of investing in conventional securities.
◾
Leverage And Associated Price Volatility: Leverage causes increased volatility in the price of the derivative and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund.
◾
Counterparty Credit Risk: The use of an over-the-counter derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. For example, in an option contract, this involves the risk to the option buyer that the writer will not buy or sell the underlying asset as agreed. In general, counterparty risk can be reduced by having an organization with extremely good credit act as an intermediary between the two parties. Currently, some derivatives such as certain interest rate swaps and certain credit default index swaps are subject to central clearing. Central clearing is expected to reduce counterparty credit risk, but central clearing does not make derivatives risk-free.
◾
Liquidity And Valuation Risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced generally with as much accuracy as conventional securities. Derivative instruments that are custom-designed to meet the specialized investment needs of a relatively narrow group of institutional investors, may be less liquid and more difficult to value.
◾
Correlation Risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.
◾
Operational Risk: The risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error.
◾
Legal Risk: The risk that there is insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a contract.
SEC Regulatory Change. In October 2020, the SEC adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions reflected in the Portfolio’s asset segregation and cover practices that previously applied. The final rule requires a Fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to value-at-risk (“VaR”) leverage limits and derivatives risk management program and reporting requirements. Generally, these requirements apply unless a Fund satisfies a “limited derivatives users” exception that is included in the final rule. Under the final rule, when a Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a Fund satisfies the limited derivatives users exception, but for portfolios subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the new rule regarding the use of securities lending collateral that may limit a Fund’s securities lending activities. In addition, under the final rule, a Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Funde treats any

Investment Policies

Derivative Instruments —
Continued
such transaction as a “derivatives transaction” for purposes of compliance with the final rule. Furthermore, under the final rule, a Fund is permitted to enter into an unfunded commitment agreement if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due.
Compliance with these new requirements is required after an eighteen-month transition period ending August 19, 2022. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives, reverse repurchase agreements and similar financing transactions, when-issued, delayed delivery and forward commitment transactions, and unfunded commitment agreements as part of its investment strategies. These requirements may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. The Adviser cannot predict the effects of these regulations and will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that it will be successful in doing so.
OPTIONS TRANSACTIONS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
Options Transactions. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.
Writing Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.
The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions.”
Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.
The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.
The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise, the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund’s portfolio securities.

Investment Policies

Derivative Instruments —
Continued
Options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Subadviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses. Position limits adopted by the CFTC may limit the Fund’s ability to obtain indirect exposure to commodities through commodity futures contracts and related options or may increase the cost of such exposure.
Futures Contracts and Options on Futures Contracts. To seek to achieve its principal investment strategy, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies, commodities and commodity indices and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).
A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments, currencies, commodities or indices for an agreed price for a designated period (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). A futures contract on an index is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.
Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions (same exchange, underlying security or index, and delivery months) that may result in a profit or a loss. While futures contracts on securities, currency or commodities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities, currency or commodities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date. The Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market and there is no assurance that a portfolio manager will be able to close out its position when the Subadviser considers it appropriate or desirable to do so. In the event of adverse price movements, the Fund may be required to continue making daily cash payments to maintain its required margin. If the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the Subadviser would not otherwise elect to do so. In addition, the Fund may be required to deliver or take delivery of instruments underlying futures contracts it holds.
Options On Futures Contracts. Except as noted above, the Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
Risks Associated With Options Transactions, Futures Contracts and Options on Futures Contracts. The writing and purchase of futures contracts and options on futures is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of futures contracts and options on futures depends in part on the Subadviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the futures contracts or options and the relevant securities or currency or other markets.

Investment Policies

Derivative Instruments —
Continued
Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits.
While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates, among other things, may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.
Perfect correlation between the Fund’s futures positions and portfolio positions may be impossible to achieve. In the event of an imperfect correlation between a futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.
There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded futures contract or option on a futures contract or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies. The Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price.
The CFTC and various exchanges have rules limiting the maximum net long or short positions which any person or group may own, hold or control in any given futures contract or option on such futures contract. The Adviser and/or Subadviser, as applicable, will need to consider whether the exposure created under these contracts might exceed the applicable limits in managing the Funds, and the limits may constrain the ability of a Fund to use such contracts.
SWAPS, CAPS, FLOORS AND COLLARS
The Fund may enter into swaps, caps, floors, and collars to seek to achieve its investment objective. For purposes of other investment policies and restrictions, the Fund may value derivative instruments at market value, notional value or full exposure value (i.e., the sum of the notional amount for the contract plus the market value). For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Most types of over-the-counter swap agreements entered into by the Funds will calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under an over-the-counter swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Certain types of swaps are exchange-traded and subject to clearing. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps.
The Fund may from time to time combine swaps with options. Interest rate swaps involve the exchange of respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.

Investment Policies

Derivative Instruments —
Continued
Interest rate and mortgage swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and mortgage swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.
The Fund will only enter into currency swap, cap or floor transactions with counterparties to such transactions that meet the minimum credit quality requirements applicable to the respective Fund generally and meets any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements for the Fund are those applicable to the Fund’s purchase of securities generally such that if the Fund is permitted to only purchase securities which are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the above referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated).
The Fund may enter into swap transactions for the purpose of achieving the approximate economic equivalent of a purchase or sale of foreign equity securities (to the extent the investment policies for such fund otherwise permits it to purchase foreign equity securities) when the Fund is not able to purchase or sell foreign equity securities directly because of administrative or other similar restrictions, such as the need to establish an account with a local sub-custodian prior to purchase or sale, applicable to U.S. mutual funds in that local market.
The Fund may invest in loan originations, participations or assignments; mortgage- and asset-backed securities; options, futures contracts and options on futures contracts; foreign currency transactions; or other derivative instruments, to the extent permitted in the Fund’s prospectus or this Statement of Additional Information, notwithstanding that such securities and/or instruments may be considered swaps under the Dodd-Frank Wall Street Reform and Consumer Protection Act.
Credit Default Swaps. The Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation or the net cash-settlement amount. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation or a net cash-settlement amount. As a seller, during the term of the contract, the Fund will place cash that is not available for investment or liquid securities, equal to the full notional value of the reference obligation, in a separate account with the Fund’s custodian or will set aside or restrict cash or liquid securities in the records or systems of the Fund’s Subadviser, relating to the Fund. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly.
OTHER RISKS ASSOCIATED WITH DERIVATIVES
Risks Associated with Commodity Derivatives. There are several additional risks associated with transactions in commodity futures contracts and other commodity derivatives.
◾
Storage Risk. Unlike the financial derivatives markets, in certain commodity derivatives markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity derivative will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in a derivative on that commodity, the value of the derivative may change proportionately.
◾
Reinvestment Risk. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below

Investment Policies

Derivative Instruments —
Continued
the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
◾
Other Economic Factors. The commodities that underlie commodity derivatives may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.
Hedging And Other Strategies. The Fund will engage in futures and related options and other derivatives transactions either for bona fide hedging purposes or to seek to increase total return. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts or other derivatives. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts or other derivatives, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies or other currency derivatives.
The Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund’s portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if, among other reasons, there is an established historical pattern of correlation between the two currencies.
When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the derivatives position. On the other hand, any unanticipated appreciation in the value of the Fund’s portfolio securities would be substantially offset by a decline in the value of the derivatives position.
On other occasions, the Fund may take a “long” position by purchasing derivatives. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase derivatives as a substitute for transactions in securities, commodities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities or commodities market or currency.
Commodity Pool Operator Status. The Adviser is registered as a “commodity pool operator” under the Commodity Exchange Act, as amended (“CEA”) and  is a member of the National Futures Association. However, the Adviser with respect to the Fund has filed a notice of eligibility with the National Futures Association to claim an exclusion from the definition of the term CPO under the CEA, and, therefore, the Adviser is not subject to registration or regulation as a CPO under the CEA and the rules thereunder with respect to such Funds. Because the Adviser intends to operate such Funds in a manner that would permit each to continue to remain eligible for the exclusion, each of these Funds will be limited in its ability to use certain financial instruments regulated under the CEA, including futures contracts and options on futures contracts, which may adversely impact a Fund’s return. In the event the Adviser becomes unable to rely on the exclusion and operates such Funds subject to CFTC regulation, the Fund may incur additional expenses.

Fixed Income Securities
Corporate and foreign governmental debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Except to the extent that values are independently

Investment Policies

Fixed Income
Securities — Continued
affected by currency exchange rate fluctuations, when interest rates decline, the value of fixed income securities can generally be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. The Fund’s Subadviser will consider both credit risk and market risk in making investment decisions for the Fund.

Foreign Currency Transactions
The value of investments in securities denominated in foreign currencies and the value of dividends and interest earned may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect the Fund. Foreign currency exchange transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward contracts to purchase or sell foreign currencies. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.
Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and commissions are not typically charged for trades. Although foreign exchange dealers do not generally charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.
A contract for the purchase or sale of a security denominated in a foreign currency may be entered into in order to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss. Such loss would result from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.
When the Subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may also enter into a forward contract to sell the amount of foreign currency for a fixed amount of dollars that approximates the value of some or all of the relevant Fund’s portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.
When foreign currency exchange contracts are used for hedging purposes, a Fund will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency. At the consummation of the forward contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract obligating it to purchase the same amount of such foreign currency at the same maturity date. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.
Transactions in forward contracts may be entered into only when deemed appropriate by the Subadviser. The Fund generally will not enter into a forward contract with a term of greater than one year. The Fund may experience delays in the settlement of its foreign currency transactions.
Pursuant to current SEC requirements, the Fund will place cash that is not available for investment, or liquid securities (denominated in the foreign currency subject to the forward contract), in a separate account with the Fund’s custodian or will set aside or restrict that cash in the records or systems of the Subadviser. The amounts in such separate account, or set aside or restricted, will equal the value of the Fund’s total assets that are committed to the consummation of foreign currency exchange contracts entered into as a hedge against a decline in the value of a particular foreign currency. If the value of the securities placed in the separate account declines, the Fund will place in the account, or will set aside or restrict, additional cash or securities on a daily basis so that the value of the account or amount set aside or restricted will equal the amount of the Fund’s commitments with respect to such contracts.

Investment Policies

Foreign Currency
Transactions — Continued
Using forward contracts to protect the value of the Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Fund’s foreign assets.
While the Fund may enter into forward foreign currency exchange contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Certain strategies could minimize the risk of loss due to a decline in the value of the hedged foreign currency, but they could also limit any potential gain that might result from an increase in the value of the currency. Moreover, there may be imperfect correlation between the Fund’s portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause the Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.
The Fund’s activities in foreign currency contracts, currency futures contracts and related options and currency options may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

Foreign Securities
The Fund’s Subadviser is responsible for determining whether a particular issuer would be considered a foreign or emerging market issuer. Normally, foreign or emerging market governments and their agencies and instrumentalities are considered foreign or emerging market issuers, respectively. In the case of non-governmental issuers, the Fund’s Subadviser may consider an issuer to be a foreign or emerging market issuer if:
◾
the company has been classified by MSCI, FTSE, or S&P indices as a foreign or emerging market issuer;
◾
the securities of the company principally trade on stock exchanges in one or more foreign or emerging market countries;
◾
a company derives a substantial portion of its total revenue from goods produced, sales made or services performed in one or more foreign or emerging market countries or a substantial portion of its assets are located in one or more foreign or emerging market countries;
◾
the company is organized under the laws of a foreign or emerging market country or its principal executive offices are located in a foreign or emerging market country; and/or
◾
the Fund’s Subadviser otherwise determines an issuer to be a foreign or emerging markets issuer in its discretion based on any other factors relevant to a particular issuer.
FOREIGN SECURITIES RISKS
Investing in securities of foreign companies and governments may involve risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments. A decline in the exchange rate may also reduce the value of certain portfolio securities. Even though the securities are denominated in U.S. dollars, exchange rate changes may adversely affect the company’s operations or financial health.
Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the U.S. Such factors include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of political, social or diplomatic developments; limitations on the movement of funds or other assets of the Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.

Investment Policies

Foreign Securities —
Continued
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. These delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. An inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.
The Fund’s custodian has established and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Fund may invest to permit the Fund’s assets to be held in those foreign countries. These relationships have been established pursuant to Rule 17f-5 of the Investment Company Act, which governs the establishment of foreign subcustodial arrangements for mutual funds. The Fund’s subcustodial arrangements may be subject to certain risks including: (i) the inability of the Fund to recover assets in the event of the subcustodian’s bankruptcy; (ii) legal restrictions on the Fund’s ability to recover assets lost while under the care of the subcustodian; (iii) the likelihood of expropriation, confiscation or a freeze of the Fund’s assets; and (iv) difficulties in converting the Fund’s cash and cash equivalents to U.S. dollars. The Adviser and Subadviser have evaluated the political risk associated with an investment in a particular country.
Investing in securities of non-U.S. companies may entail additional risks especially in emerging countries due to the potential political and economic instability of certain countries. These risks include expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested and the imposition of sanctions. Should one of these events occur, the Fund could lose its entire investment in any such country. The Fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.
Even though opportunities for investment may exist in foreign countries, any changes in the leadership or policies of the governments of those countries, or in any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and thereby eliminate any investment opportunities that may currently exist. This is particularly true of emerging markets.
Certain countries in which the Fund may invest may have minority groups that advocate religious or revolutionary philosophies or support ethnic independence. Any action on the part of such individuals could carry the potential for destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund’s investment in those countries.
Certain countries prohibit or impose substantial restrictions on investments in their capital and equity markets by foreign entities like the Fund. Certain countries require governmental approval prior to foreign investments or limit the amount of foreign investment in a particular company or limit the investment to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments. In particular, restrictions on repatriation could make it more difficult for the Fund to obtain cash necessary to satisfy the tax distribution requirements that must be satisfied in order for the Fund to avoid federal income or excise tax.
Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In January 2020, the United Kingdom withdrew from the EU (referred to as “Brexit”) subject to a withdrawal agreement that permits the United Kingdom to effectively remain in the EU from an economic perspective during a transition phase that expired at the end of 2020. On December 24, 2020, negotiators representing the United Kingdom and the EU came to a preliminary trade agreement, the EU-UK Trade and Cooperation Agreement (“TCA”), which is an agreement on the terms governing certain aspects of the EU’s and United Kingdom’s relationship following the end of the transition period. On December 30, 2020, the United Kingdom and the EU signed the TCA, which was ratified by the British Parliament on the same day. The TCA was subsequently ratified by the EU Parliament and entered into force on May 1, 2021. Brexit has resulted in volatility in European and global markets and could have significant negative impacts on financial markets in the United Kingdom and throughout Europe. The longer term economic, legal, political and

Investment Policies

Foreign Securities —
Continued
social framework to be put in place between the United Kingdom and the EU is unclear at this stage and is likely to lead to ongoing political and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets for some time. This uncertainty may have an adverse effect on the economy generally and on the value of the Fund’s investments.
EMERGING MARKETS
Investments in emerging markets involve risks in addition to those generally associated with investments in foreign securities.
Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, would be heightened. In addition, unanticipated political or social developments may affect the values of the Fund’s investments and the availability to the Fund of additional investments in such emerging markets. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those markets may make the Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries).
Emerging market countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. The degree of cooperation between issuers in emerging and frontier market countries with foreign and U.S. financial regulators may vary significantly. Accordingly, regulators may not have sufficient access to audit and oversee issuers, and there could be less information available about issuers in certain emerging market countries. As a result, the ability of the Adviser or the Subadviser to evaluate local companies or their potential impact on a Fund’s performance could be inhibited. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses.
In addition, the U.S. and other nations and international organizations may impose economic sanctions or take other actions that may adversely affect issuers located in certain countries. In particular, the U.S. and other countries have imposed economic sanctions on certain Russian individuals and corporate entities. The U.S. or other countries could also institute broader sanctions on Russia. Such sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund’s portfolio. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies located in certain countries, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Countries subject to sanctions may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of the Fund’s portfolio and potentially disrupt its operations. Such events may have an adverse impact on the economies and debts of other emerging markets as well.
On June 3, 2021, President Biden issued Executive Order 14032 (the “Order”), entitled “Executive Order on Addressing the Threat From Securities Investments That Finance Certain Companies of the People’s Republic of China.” The Order restricts transactions in publicly traded securities, or any publicly traded securities that are derivative of, or are designed to provide investment exposure to such securities, of Chinese military industrial complex companies (“CMIC”) by any United States person. The scope and implementation of the sanctions may change as additional guidance is issued. The Fund could be adversely affected by these sanctions. In particular, the Fund may not be permitted to invest in a CMIC in which it otherwise might invest.
In addition, because of ongoing regional armed conflict in Europe, including a large-scale invasion of Ukraine by Russia in February 2022, Russia has been the subject of economic sanctions imposed by countries throughout the world, including the United States. Such sanctions have included, among other things, freezing the assets of particular entities and persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by Russia or companies located in or economically tied to Russia, downgrades in the credit ratings of Russian securities or those of companies located in or economically tied to Russia, devaluation of Russia’s currency, and increased market volatility and disruption in Russia and throughout the world. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

Investment Policies

Foreign Securities —
Continued
INVESTING THROUGH STOCK CONNECT
The Fund may invest in eligible securities, such as China A-Shares (“Stock Connect Securities”) that are listed and traded on the Shanghai and Shenzhen Stock Exchanges through the China–Hong Kong Stock Connect program (“Stock Connect”). Stock Connect is a mutual market access program that allows Chinese investors to trade securities listed on the Hong Kong Stock Exchange via Chinese brokers and non-Chinese investors (such as the Fund) to purchase certain Shanghai- and Shenzhen-listed securities through brokers in Hong Kong without obtaining a special license. Purchases of securities through Stock Connect are subject to a number of restrictions, including market-wide trading volume and market cap quota limitations. Although individual investment quotas do not apply, participants in Stock Connect are subject to daily and aggregate investment quotas, which could restrict the Fund’s ability to invest in Stock Connect Securities.
Investments in Stock Connect Securities are generally subject to regulation by both Hong Kong and China and Shanghai Stock Exchange or Shenzhen Stock Exchange listing rules, which are subject to change by these regulators. Investors may not sell, purchase or transfer Stock Connect Securities except through Stock Connect. Regulators may suspend or terminate Stock Connect trading in certain circumstances, which may adversely affect the Fund’s ability to trade Stock Connect Securities. The Fund may also be prohibited from trading Stock Connect Securities during local holidays.
Stock Connect transactions are not subject to the investor protection programs of the Hong Kong, Shanghai or Shenzhen Stock Exchanges. Although Chinese regulators have indicated that ultimate investors hold a beneficial interest in Stock Connect Securities, the Chinese law surrounding the rights of beneficial owners of securities and the legal mechanisms available to beneficial owners for enforcing their rights are underdeveloped and untested. As the law evolves, there is a risk that the Fund’s ability to enforce its ownership rights may be uncertain, which could subject the Fund to significant losses. Trading in Stock Connect Securities may be subject to various fees, taxes and market charges imposed by Chinese market participants and regulatory authorities and may result in greater trading expenses borne by the Fund.
ADRs, EDRs, IDRs, AND GDRs
The Fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”), and Global Depositary Receipts (“GDRs”). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

Forward Commitments and When-Issued Securities
Securities may be purchased on a when-issued basis and purchased or sold on a forward commitment basis including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Fund’s other assets. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Fund’s Subadviser deems it appropriate to do so. The Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Proceeds of such a sale are not received until the contractual settlement date. The Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.
When-issued purchases and forward commitment transactions enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might sell securities it owns and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields.

Investment Policies

Forward Commitments and
When-Issued Securities — Continued
The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund’s net asset value starting on the date of the agreement to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.
The Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.
Recently finalized Financial Industry Regulatory Authority, Inc. (“FINRA”) rules include mandatory margin requirements that will require the Fund to post collateral in connection with its TBA transactions, which could increase the cost of TBA transactions to the Fund and impose added operational complexity.

Illiquid Securities
The Fund will not invest more than 15% of its net assets in illiquid investments, as defined in Rule 22e-4 under the Investment Company Act. Fund investments will be considered illiquid if the Fund reasonably expects that such investments cannot be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market values of the investments. The Trust, on behalf of the Fund, has established a liquidity risk management program in accordance with Rule 22e-4 under the Investment Company Act, which provides for the assessment, management and periodic review the Fund’s liquidity risk, the classification and monthly review of the Fund’s portfolio investments, the determination and periodic review of, and procedures to address a shortfall in, the Fund’s highly liquid investment minimum, if applicable, and limiting the Fund’s illiquid investments to 15% of the Fund’s net assets.
The Board of Trustees has adopted procedures for determining the liquidity of Fund investments that apply to all Funds. The Board of Trustees has delegated to the Adviser and Subadviser the daily function of determining and monitoring the liquidity of Fund investments in accordance with procedures adopted by the Board of Trustees. The Board of Trustees retains oversight of the liquidity determination process.

Interfund Lending
The SEC has granted the Trust and the Adviser an exemptive order permitting the Funds to participate in an interfund lending program whereby the Funds may directly lend to and borrow money from each other for temporary or emergency purposes, such as to satisfy redemption requests or to cover unanticipated cash shortfalls, subject to the terms and conditions of the exemptive order.
Any interfund loan made would be preferable to borrowing from a bank from the perspective of the borrowing Fund and more beneficial than an alternative short-term investment from the perspective of a lending Fund. In accordance with the exemptive order, no Fund may lend its uninvested cash to another Fund if the loan would cause the lending Fund’s aggregate outstanding loans through the interfund lending program to exceed 15% of its current net assets at the time of the loan. In addition, a Fund’s loans to another Fund may not exceed 5% of the lending Fund’s net assets. The duration of each interfund loan will be limited to the time required to obtain cash sufficient to repay such loan, but the duration of the loan may not exceed seven days. Each interfund loan may be called on one business day’s notice by the lending Fund and may be repaid on any day by a borrowing Fund.
A Fund may borrow on an unsecured basis (i.e., without posting collateral) through the interfund lending program only if the borrowing Fund’s outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets, provided, that if the borrowing Fund has a secured loan outstanding from any other lender, including another Fund, the lending Fund’s interfund loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s aggregate borrowings from all sources immediately after the interfund borrowing would exceed 10% of the Fund’s total assets, the Fund may borrow through the interfund lending program only on a secured basis. A Fund may not borrow through the interfund lending program nor from any other source if its total outstanding borrowings immediately after the borrowing would exceed 33⅓% of its total assets or any limits provided for by the Fund’s investment policies or restrictions.

Investment Policies

Interfund Lending —
Continued
The limitations discussed above and the other conditions of the SEC exemptive order are designed to minimize the risks associated with interfund lending for both borrowing Funds and lending Funds. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the loan could be called on one business day’s notice or not renewed, in which case the Fund may need to borrow from a bank at higher rates if an interfund loan were not available from another Fund. Furthermore, a delay in repayment to a lending Fund could result in a lost investment opportunity or additional lending costs.

Investments in Other Investment Companies
The Fund may invest in the securities of other investment companies as permitted under the Investment Company Act and the rules and regulations thereunder. Securities of other investment companies, including shares of closed-end investment companies, business development companies, unit investment trusts and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of security. These investment companies often seek to perform in a similar fashion to a broad-based securities index. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities but may involve additional expenses at the investment company level, such as portfolio management fees and operating expenses. In addition, these types of investments involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Certain types of investment companies, such as closed-end investment companies and exchange traded funds (commonly known as “ETFs”), issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value but may also be traded in the secondary market.

Liquidation of Funds
The Board of Trustees may determine to close and/or liquidate the Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of the Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution would generally be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder’s basis in his or her shares of the Fund. A shareholder of a liquidating Fund will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as Fund operating expenses), and a shareholder may receive an amount in liquidation less than the shareholder’s original investment.
It is the intention of any Fund expecting to close or liquidate to retain its qualification as a regulated investment company under the Code during the liquidation period and, therefore, not to be taxed on any of its net capital gains realized from the sale of its assets or ordinary income earned that it timely distributes to shareholders. In the unlikely event that the Fund should lose its status as a regulated investment company during the liquidation process, the Fund would be subject to taxes which would reduce any or all of the types of liquidating distributions.

Non-Diversified Status
A non-diversified fund it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments. Because the Fund is “non-diversified” under the Act, it is subject only to certain federal tax diversification requirements. Pursuant to such requirements, the Fund must diversify its holdings so that, in general, at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (2) the securities (other than securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships.

Partnership Securities
The Fund may invest in securities issued by publicly traded partnerships or master limited partnerships or limited liability companies (together referred to as “PTPs/MLPs”). These entities may be publicly traded on stock exchanges or markets such as the New York Stock Exchange (“NYSE”), the NYSE Alternext US LLC (“NYSE Alternext”) and NASDAQ. PTPs/MLPs often own businesses or properties relating to energy, natural resources or real estate, or may be involved in the film industry or research and development activities. Generally, PTPs/MLPs are operated under the supervision of one or more managing partners or members. Limited partners, unit holders, or members (such as the Fund, if it invests in a partnership) are not involved in the day-to-day management of the company. Limited partners, unit holders, or members are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.

Investment Policies

Partnership Securities —
Continued
At times PTPs/MLPs may potentially offer relatively high yields compared to common stocks. Because PTPs/MLPs are generally treated as partnerships or similar limited liability “pass-through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders (except in the case of some publicly-traded firms that may be taxed as corporations). For tax purposes, limited partners, unit holders, or members may be allocated taxable income with respect to only a portion of the distributions attributed to them because certain other portions may be attributed to the repayment of initial investments and may thereby lower the cost basis of the units or shares owned by unit or share holders. As a result, unit holders may effectively defer taxation on the receipt of some distributions until they sell their units. These tax consequences may differ for different types of entities.
Although the high yields potentially offered by these investments may be attractive, PTPs/MLPs have some disadvantages and present some risks. Investors in a partnership or limited liability company may have fewer protections under state law than investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities. Many PTPs/MLPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns, including as a result of geopolitical events. Growth may be limited because most cash is paid out to limited partners, unit holders, or members rather than retained to finance growth. The performance of PTPs/MLPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs/MLPs. Investments in PTPs/MLPs also may be illiquid at times.
The Fund may also invest in relatively illiquid securities issued by limited partnerships or limited liability companies that are not publicly traded. These securities, which may represent investments in certain areas such as real estate or private equity, may present many of the same risks of PTPs/MLPs. In addition, they may present other risks including higher management and distribution fees, uncertain cash flows, potential calls for additional capital, and very limited liquidity.

Preferred Stocks
Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash or in additional shares of preferred stock at a defined rate. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions and generally carry no voting rights.

Real Estate Investment Trusts
The Fund may gain exposure to the real estate sector by investing in real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject, directly or indirectly, to risks associated with ownership of real estate, including changes in the general economic climate or local conditions (such as an oversupply of space or a reduction in demand for space), loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, including competition based on rental rates, variations in market value, changes in the financial condition of tenants, changes in operating costs, attractiveness and location of the properties, adverse changes in the real estate markets generally or in specific sectors of the real estate industry and possible environmental liabilities. Real estate-related investments may entail leverage and may be highly volatile.
REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not generally taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.
There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.

Investment Policies

Regulatory Risk and Other Market Events
Financial entities are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. Legislative or administrative changes or court decisions relating to the Code may adversely affect the Fund and/or the issuers of securities held by the Fund.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”) and other similar types of reference rates (each, a “Reference Rate”). In 2017, the United Kingdom’s Financial Conduct Authority warned that LIBOR and certain other Reference Rates may cease to be available or appropriate for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute Reference Rate may also adversely affect the Fund’s performance and/or net asset value. Until then, the Fund may continue to invest in instruments that reference such rates or otherwise use such Reference Rates due to favorable liquidity or pricing.  The termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to exhaustively identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the United Kingdom or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Fund’s overall financial condition or results of operations.
Events such as natural disasters, pandemics, epidemics, and social unrest in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of the Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

Repurchase Agreements
Repurchase agreements may be entered into with domestic or foreign banks or with any member firm of FINRA, or any affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to the Fund’s purchase of securities generally such that if the Fund is permitted to only purchase securities which are rated investment-grade (or the equivalent if unrated), the Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Restricted Securities
Restricted securities are securities acquired in an unregistered, private sale from the issuing company or from an affiliate of the issuer. Restricted securities would be required to be registered under the Securities Act of 1933 (the “1933 Act”) prior to distribution to the general public, but they may be eligible for resale to “qualified institutional buyers” under Rule 144A under the 1933 Act. It may be expensive or difficult for the Fund to dispose of restricted securities in the event that registration is required or an eligible purchaser cannot be found. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Investment Policies

Rights and Warrants
Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. The holders of rights and warrants have no voting rights, receive no dividends and have no ownership rights with respect to the assets of the issuer. The value of a right or warrant may not necessarily change with the value of the underlying securities. Rights and warrants cease to have value if they are not exercised prior to their expiration date. Investments in rights and warrants are thus speculative and may result in a total loss of the money invested.

Securities Lending
The Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, loans may be made only to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash or liquid assets. Such collateral will be maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on five days’ notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan. In the event of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment, the Fund would call the loan. As with other extensions of credit, there are risks of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. If the Adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed 33⅓% of the value of the total assets of the Fund.

Small to Mid Companies
Smaller companies may (i) be subject to more volatile market movements than securities of larger, more established companies; (ii) have limited product lines, markets or financial resources; and (iii) depend upon a limited or less experienced management group. The securities of smaller companies may be traded only on the over-the-counter market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. Disposition by the Fund of a smaller company’s securities in order to meet redemptions may require the Fund to sell these securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable. These risks are more significant in the context of smaller companies.

Sovereign Debt Obligations
Sovereign debt obligations, such as foreign government debt or foreign treasury bills, involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited or no recourse in the event of a default. For example, there may be no bankruptcy or similar proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, to the extent it invests in such securities, may be more volatile than prices of debt obligations of U.S. issuers, and may result in illiquidity. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt. As a holder of government sovereign debt, the Fund may be requested to participate in the restructuring of sovereign indebtedness, including the rescheduling of debt payments and the extension of further loans to government debtors, which may adversely affect the Fund. There can be no assurance that such restructuring will result in the repayment of all or part of the debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.
A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Investment Policies

Sovereign Debt
Obligations — Continued
The recent global economic crisis brought several European economies close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. For example, in the past several years the governments of countries in the European Union experienced large public budget deficits, the effects of which remain unknown and may slow the overall recovery of European economies from the recent global economic crisis. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or multilateral agencies and offices. Such assistance may require a country to implement reforms or reach a certain level of performance. If a country receiving assistance fails to reach certain objectives or receives an insufficient level of assistance it could cause a deep economic downturn and could significantly affect the value of the Fund’s investments in that country’s sovereign debt obligations.

Trust-Preferred Securities
Trust-preferred securities, also known as trust-issued securities, are securities that have characteristics of both debt and equity instruments. Generally, trust-preferred securities are cumulative preferred stocks issued by a trust that is created by a financial institution, such as a bank holding company. The financial institution typically creates the trust with the objective of increasing its capital by issuing subordinated debt to the trust in return for cash proceeds that are reflected on its balance sheet. The primary asset owned by the trust is the subordinated debt issued to the trust by the financial institution. The financial institution makes periodic interest payments on the debt as discussed further below. The financial institution will subsequently own the trust’s common securities, which may typically represent a small percentage of the trust’s capital structure. The remainder of the trust’s capital structure typically consists of trust-preferred securities that are sold to investors. The trust uses the sales proceeds to purchase the subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital, while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the interest received to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are often higher than other dividends potentially available on the financial institution’s common stocks. The interests of the holders of the trust-preferred securities are senior to those of common stockholders in the event that the financial institution is liquidated, although their interests are typically subordinated to those of holders of other debt issued by the institution.
The primary benefit for the financial institution in using this particular structure is that the trust-preferred securities issued by the trust are treated by the financial institution as debt securities for tax purposes (as a consequence of which the expense of paying interest on the securities is tax deductible), but are treated as more desirable equity securities for purposes of the calculation of capital requirements. In certain instances, the structure involves more than one financial institution and thus, more than one trust. In such a pooled offering, an additional separate trust may be created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by other trust subsidiaries of the participating financial institutions. In such a structure, the trust-preferred securities held by the investors are backed by other trust-preferred securities issued by the trust subsidiaries.
The risks associated with trust-preferred securities typically include the financial condition of the financial institution(s), as the trust typically has no business operations other than holding the subordinated debt issued by the financial institution(s) and issuing the trust-preferred securities and common stock backed by the subordinated debt. If a financial institution is financially unsound and defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of the trust-preferred securities such as the Fund.

U.S. Government Securities
Total U.S. public debt as a percentage of gross domestic product has grown since the beginning of the 2008 financial downturn. U.S. government agencies project that the U.S. will continue to maintain high debt levels in the near future. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.
A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause the U.S. Treasury to sell additional debt with shorter maturity periods, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. government will be unable to pay investors at maturity. Unsustainable debt levels could cause declines in currency valuations and prevent the U.S. government from implementing effective fiscal policy.
On August 5, 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade, the S&P cited, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. The market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected by any actual or potential downgrade in the rating of U.S. long-term sovereign debt and such a downgrade may lead to increased interest rates and volatility.

Investment Policies

U.S. Government
Securities — Continued
Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Ginnie Mae, a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include Fannie Mae and Freddie Mac. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed-income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.
In addition to securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, and FHFA, U.S. government securities include obligations of federal home loan banks and federal land banks, Federal Farm Credit Banks Consolidated Systemwide Bonds and Notes, securities issued or guaranteed as to principal or interest by Tennessee Valley Authority and other similar securities as may be interpreted from time to time.

Variable and Floating Rate Securities
Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as a change in the prime rate. Variable and floating rate securities that cannot be disposed of promptly within seven days and in the usual course of business without taking a reduced price will be treated as illiquid and subject to the limitation on investments in illiquid securities.

Variable Interest Entities
A Fund’s investments in emerging markets may also include investments in U.S.- or Hong Kong-listed issuers that have entered into contractual relationships with a China-based business and/or individuals/entities affiliated with the business structured as a variable interest entity (“VIE”). Instead of directly owning the equity interests in a Chinese company, the listed company has contractual arrangements with the Chinese company, which are expected to provide the listed company with exposure to the China-based company. These arrangements are often used because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China. By entering into contracts with the listed company that sells shares to U.S. investors, the China-based companies and/or related individuals/entities indirectly raise capital from U.S. investors without distributing ownership of the China-based companies to U.S. investors.
Even though the listed company does not own any equity in the China-based company, the listed company expects to exercise power over and obtain economic rights from the China-based company based on the contractual arrangements. All or most of the value of an investment in these companies depends on the enforceability of the contracts between the listed company and the China-based VIE. If the parties to the contractual arrangements do not meet their obligations as intended or there are effects on the enforceability of these arrangements from changes in Chinese law or practice, the listed company may lose control over the China-based company, and investments in the listed company’s securities may suffer significant economic losses.
The contractual arrangements permit the listed issuer to include the financial results of the China-based VIE as a consolidated subsidiary. The listed company often is organized in a jurisdiction other than the United States or China (e.g., the Cayman Islands), which likely will not have the same disclosure, reporting, and governance requirements as the United States.
Risks associated with such investments include the risk that the Chinese government could determine at any time and without notice that the underlying contractual arrangements on which control of the VIE is based violate Chinese law, which may result in a significant loss in the value of an investment in a listed company that uses a VIE structure; that a breach of the contractual agreements between the listed company and the China-based VIE (or its officers, directors, or Chinese equity owners) will likely be subject to Chinese law and jurisdiction, which raises questions about whether and how the listed company or its investors could seek recourse in the event of an adverse ruling as to its contractual rights; and that investments in the listed company may be affected by conflicts of interest and duties between the legal owners of the China-based VIE and the stockholders of the listed company, which may adversely impact the value of investments of the listed company.

Exchange Listing and Trading
The Fund issues and sells new Creation Units of shares on an ongoing basis. At any point a “distribution” may occur, as such term is defined in the 1933 Act. Depending on the circumstances, some activities of broker-dealers and other persons may result in their being considered participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.
A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular circumstance. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if after placing an order with the Fund’s distributor, it takes Creation Units and breaks them down into constituent shares and sells such shares directly to customers. Or, a broker-dealer firm or its client may be deemed a statutory underwriter if it combines the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. Such examples do not reflect all the activities that could lead to categorization as an underwriter.
Broker dealers who are not underwriters but are participating in a distribution (not ordinary secondary trading transactions), and thus dealing with shares of the Fund that are part of an “unsold allotment” as such term is defined in the 1933 Act, would be unable to take advantage of the prospectus delivery exemption under Section 4(a)(3) of the 1933 Act. The prospectus delivery exemption is not available in respect of such transactions due to Section 24(d) of the Investment Company Act. Accordingly, broker-dealers should note that dealers who are not underwriters but are participating in a distribution (not ordinary secondary market transactions) and thus dealing with the shares of the Fund that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the 1933 Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, under Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act is owed to an exchange member in connection with a sale on an exchange and is satisfied by the fact that the prospectus is available from the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
Shares of the Fund have been approved for listing and trading on an exchange. The Fund’s shares trade on an exchange at prices that may differ to some degree from its NAV. The listing exchange may remove the Fund’s shares from listing if, among other things (i) following the initial 12-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Fund’s shares; (ii) the listing exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act; (iii) the Fund no longer complies with certain listing exchange rules; or (iv) such other event shall occur or condition exists that, in the opinion of the listing exchange, makes further dealings on such exchange inadvisable. The listing exchange will remove the Fund’s shares from listing and trading upon termination of the Trust. There can be no assurance that the Fund will continue to meet requirements of the listing exchange necessary to maintain the listing of the Fund’s shares.
As in the case of other publicly-traded securities, shares that are bought and sold through a broker will incur a brokerage commission determined by that broker.

Investment Restrictions

Fundamental Investment Restrictions
The following restrictions may not be changed with respect to the Fund without the approval of the majority of outstanding voting securities of the Fund (which, under the Investment Company Act and the rules thereunder and as used in the Prospectuses and this Statement of Additional Information, means the lesser of (1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Fund). Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, the Fund with the exception of borrowings permitted by Investment Restriction (2) listed below.
The Fund may not:
(1)
borrow money, except to the extent permitted by, or to the extent not prohibited by, applicable law and any applicable exemptive relief;
(2)
act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with the Fund’s investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;
(3)
invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. government or any of its agencies or instrumentalities);
(4)
issue senior securities, except as permitted under the Investment Company Act;
(5)
purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities;
(6)
invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts that are not deemed to be prohibited commodities or commodities contracts for the purpose of this restriction; or
(7)
make loans to other persons, except to the extent permitted by, or to the extent not prohibited by, applicable law and any applicable exemptive relief.
Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.
For purposes of fundamental investment restriction no. 3, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry. In addition, telephone companies are considered to be in a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be in separate industries; banks and insurance companies are deemed to be in separate industries; wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents; and privately issued mortgage-backed securities collateralized by mortgages insured or guaranteed by the U.S. government, its agencies or instrumentalities do not represent interests in any industry.
For purposes of fundamental investment restriction no. 6, the Fund interprets its policy with respect to the investment in commodities or commodity contracts to permit the Fund, subject to the Fund’s investment objectives and general investment policies (as stated in the Fund’s Prospectus and elsewhere in this Statement of Additional Information), to invest in commodity futures contracts and options thereon, commodity-related swap agreements, hybrid instruments, and other commodity-related derivative instruments.
From time to time, the Fund may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as the Fund, and the acquisition is determined to be beneficial to Fund shareholders (“Voluntary Action”). Unless otherwise indicated, all percentage limitations on Fund investments (as stated throughout this Statement of Additional Information or in the Prospectuses) that are not (i) specifically included in the above section or (ii) imposed by the Investment Company Act, rules thereunder, the Code or related regulations (the “Elective Investment Restrictions”), will apply only at the time a transaction is entered into. For purposes of this policy, certain Non-Fundamental Investment Restrictions, as noted below, are also considered Elective Investment Restrictions. The percentage limitations and absolute prohibitions with respect to Elective Investment Restrictions are not applicable to the Fund’s acquisition of securities or instruments through a Voluntary Action.

Investment Restrictions

Non-Fundamental Investment Restrictions
In addition to the investment restrictions and policies mentioned above, the Trustees of Harbor ETF Trust have voluntarily adopted the following policies and restrictions, which are observed in the conduct of the affairs of the Fund. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies because they may be changed or amended by action of the Trustees without prior notice to or approval of shareholders. Accordingly, the Fund may not:
(a)
purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions. For purposes of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin;
(b)
make short sales of securities, except as permitted under the Investment Company Act;
(c)
invest more than 15% of the Fund’s net assets in illiquid investments; or
(d)
invest in other companies for the purpose of exercising control or management.

Trustees and Officers

The business and affairs of the Trust shall be managed by or under the direction of the Trustees, and they shall have all powers necessary or desirable to carry out that responsibility. The Trustees shall have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive. The Trustees serve on the Board of Trustees of Harbor Funds and Harbor ETF Trust.
Information pertaining to the Trustees and Officers of Harbor ETF Trust is set forth below. The address of each Trustee and Officer is: [Name of Trustee or Officer] c/o Harbor ETF Trust, 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302.
Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Scott M. Amero (58) Trustee	Since 2021	Chairman (2015-2020) and Trustee (2011-Present), Rare (conservation nonprofit); Trustee, The Nature Conservancy, Massachusetts Chapter (2018-Present); Trustee, Adventure Scientists (conservation nonprofit) (2020-Present); Vice Chairman and Global Chief Investment Officer, Fixed Income (2010), Vice Chairman and Global Chief Investment Officer, Fixed Income, and Co-Head, Fixed Income Portfolio Management (2007-2010), BlackRock, Inc. (publicly traded investment management firm).	28	None
Donna J. Dean (70) Trustee	Since 2021	Chief Investment Officer of the Rockefeller Foundation (a private foundation) (2001-2019).	28	None
Randall A. Hack (75) Trustee	Since 2021	Founder and Senior Managing Director of Capstone Capital LLC (private investment firm) (2003-Present); Director of Tower Development Corporation (cell tower developer) (2009-2016); Advisory Director of Berkshire Partners (private equity firm) (2002-2013); Founder and Senior Managing Director of Nassau Capital, LLC (private investment firm, investing solely on behalf of the Princeton Endowment) (1995-2001); and President of The Princeton University Investment Company (1990-1994).	28	None
Robert Kasdin (64) Trustee	Since 2021	Senior Vice President and Chief Operating Officer (2015-2022) and Chief Financial Officer (2018-2022), Johns Hopkins Medicine; Trustee and Member of the Finance Committee, National September 11 Memorial & Museum at the World Trade Center (2005-2019); Director, Apollo Commercial Real Estate Finance, Inc. (2014-Present); and Director and Executive Committee Member, The Y in Central Maryland (2018-Present).	28	Director of Apollo Commercial Real Estate Finance, Inc. (2014- Present).
Kathryn L. Quirk (69) Trustee	Since 2021
Member, Board of Directors and Co-Chair, Governance Committee, Just
World International Inc. (nonprofit) (2020 – Present); Vice President, Senior
Compliance Officer and Head, U.S. Regulatory Compliance, Goldman Sachs
Asset Management (2013-2017); Deputy Chief Legal Officer, Asset
Management, and Vice President and Corporate Counsel, Prudential
Insurance Company of America (2010-2012); Co-Chief Legal Officer, Prudential
Investment Management, Inc., and Chief Legal Officer, Prudential Investments
and Prudential Mutual Funds (2008-2012); Vice President and Corporate
Counsel and Chief Legal Officer, Mutual Funds, Prudential Insurance Company
of America, and Chief Legal Officer, Prudential Investments (2005-2008); Vice
President and Corporate Counsel and Chief Legal Officer, Mutual Funds,
Prudential Insurance Company of America (2004-2005); Member, Management
Committee (2000-2002), General Counsel and Chief Compliance Officer, Zurich
Scudder Investments, Inc. (1997-2002).
			28	None
Douglas J. Skinner (60) Trustee	Since 2021	Professor of Accounting (2005-Present), Deputy Dean for Faculty (2015-2016, 2017-Present), Interim Dean (2016-2017), University of Chicago Booth School of Business.	28	None
Ann M. Spruill (68) Trustee	Since 2021	Partner (1993-2008), member of Executive Committee (1996-2008), Member Board of Directors (2002-2008), Grantham, Mayo, Van Otterloo & Co, LLC (private investment management firm) (with the firm since 1990); Member Investment Committee and Chair of Global Public Equities, Museum of Fine Arts, Boston (2000-2020); and Trustee, Financial Accounting Foundation (2014-2020).	28	None
Landis Zimmerman (63) Trustee	Since 2022	Independent, non-fiduciary advisor, Gore Creek Asset Management (2006- Present); Member, Japan Science and Technology Agency Investment Advisory Committee (2021-Present); Chief Investment Officer of the Howard Hughes Medical Institute (2004-2021).	28	None

Trustees and Officers

Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INTERESTED TRUSTEE
Charles F. McCain (52)* Chairman, Trustee and President	Since 2021
Chief Executive Officer (2017-Present), Director (2007-Present), President
and Chief Operating Officer (2017), Executive Vice President and General
Counsel (2004-2017), and Chief Compliance Officer (2004-2014), Harbor Capital
Advisors, Inc.; Director and Chairperson (2019-Present), Harbor Trust
Company, Inc.; Director (2007-Present) and Chief Compliance Officer
(2004-2017), Harbor Services Group, Inc.; Chief Executive Officer (2017-
Present), Director (2007-Present), Chief Compliance Officer and Executive
Vice President (2007-2017), Harbor Funds Distributors, Inc.; Chief Compliance
Officer, Harbor Funds (2004-2017); and Chairman, President and Trustee,
Harbor ETF Trust (2021-Present).
			28	None

Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years
FUND OFFICERS NOT LISTED ABOVE**
Erik D. Ojala (47) Chief Compliance Officer	Since 2021
Executive Vice President and General Counsel (2017-Present) and Secretary (2010-Present); Senior Vice President
and Associate General Counsel (2007-2017), Harbor Capital Advisors, Inc.; Director and Secretary (2019-Present), Harbor
Trust Company, Inc.; Director, Executive Vice President (2017-Present) and Chief Compliance Officer (2017-2021), Harbor
Funds Distributors, Inc.; Director (2017-Present) and Assistant Secretary (2014-Present), Harbor Services Group, Inc.;
AML Compliance Officer (2010-2017) and Vice President and Secretary (2007-2017), Harbor Funds; and Chief Compliance
Officer, Harbor ETF Trust (2021-Present).

Anmarie S. Kolinski (50) Treasurer	Since 2021
Executive Vice President and Chief Financial Officer (2007-Present), Harbor Capital Advisors, Inc.; Director and Treasurer
(2019-Present), Harbor Trust Company, Inc.; Chief Financial Officer (2007-Present), Harbor Services Group, Inc.; Chief
Financial Officer (2015-Present) and Treasurer (2012-Present), Harbor Funds Distributors, Inc.; and Treasurer, Harbor
ETF Trust (2021-Present).

Kristof M. Gleich (42) Vice President	Since 2021
President (2018-Present) and Chief Investment Officer (2020), Harbor Capital Advisors, Inc.; Director, Vice Chairperson,
President (2019-Present) and Chief Investment Officer (2020-Present), Harbor Trust Company, Inc.; Vice President,
Harbor ETF Trust (2021-Present); and Managing Director, Global Head of Manager Selection (2010-2018), JP Morgan
Chase & Co.

Gregg M. Boland (58) Vice President	Since 2021
Executive Vice President (2020-Present), Vice President (2019-2020), Harbor Capital Advisors, Inc.; President (2019-Present),
Senior Vice President – Operations (2016-2019), and Vice President – Operations (2007-2015), Harbor Services Group,
Inc.; Senior Vice President, AML Compliance Officer, and OFAC Officer (2019-Present), Harbor Funds Distributors,
Inc.; and Vice President, Harbor ETF Trust (2021-Present).

Diana R. Podgorny (43) Secretary	Since 2021
Senior Vice President and Deputy General Counsel (2022 – Present), Senior Vice President and Assistant General
Counsel (2020-2022), and Vice President and Assistant General Counsel (2017-2020), Harbor Capital Advisors, Inc.;
Director and Vice President (2020 – Present), Harbor Trust Company, Inc.; Secretary, Harbor ETF Trust; Vice President
and Counsel, AMG Funds LLC (2016-2017); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II and AMG
Funds III (2016-2017); Assistant Secretary, AMG Funds IV (2010-2017); and Vice President and Counsel, Aston Asset
Management, LLC (2010-2016).

Jodie L. Crotteau (50) Assistant Secretary	Since 2021
Senior Vice President and Chief Compliance Officer, Harbor Capital Advisors, Inc. (2014-Present); Chief Compliance
Officer and AML/OFAC Officer (2019-Present), Harbor Trust Company, Inc.; Chief Compliance Officer and Secretary
(2017-Present) and Assistant Secretary (2015-2016), Harbor Services Group, Inc.; Chief Compliance Officer (2021-Present)
and Assistant Secretary (2016-Present), Harbor Funds Distributors, Inc.; Assistant Secretary, Harbor ETF Trust
(2021-Present); Vice President and Chief Compliance Officer, Grosvenor Registered Funds (2011-2014); and Vice President,
Grosvenor Capital Management, L.P. (2010-2014).

Lana M. Lewandowski (42) AML Compliance Officer and Assistant Secretary	Since 2021
Vice President and Compliance Director (2022-Present), Legal & Compliance Manager (2016-2022) and Legal Specialist
(2012-2015), Harbor Capital Advisors, Inc.; and AML Compliance Officer and Assistant Secretary, Harbor ETF Trust
(2021-Present).

Lora A. Kmieciak (58) Assistant Treasurer	Since 2021
Senior Vice President – Fund Administration and Analysis (2017-Present), Senior Vice President - Business Analysis
(2015-2017), Harbor Capital Advisors, Inc.; Vice President (2020 – Present), Harbor Trust Company, Inc.; Assistant Treasurer,
Harbor ETF Trust (2021-Present); and Assurance Executive Director, Ernst & Young LLP (1999-2015).

John M. Paral (53) Assistant Treasurer	Since 2021
Director of Fund Administration and Analysis (2017-Present), Vice President (2012-Present) and Financial Reporting
Manager (2007-2017), Harbor Capital Advisors, Inc.; and Assistant Treasurer, Harbor ETF Trust (2021-Present).

[1]	Each Trustee serves for an indefinite term, until his or her successor is elected. Each Officer is elected annually.
*	Mr. McCain is deemed an “Interested Trustee” due to his affiliation with the Adviser and Distributor of Harbor Funds.
**	Officers of the Funds are “interested persons” as defined in the Investment Company Act.

Trustees and Officers

Additional Information About the Trustees
The following sets forth information about each Trustee’s specific experience, qualifications, attributes and/or skills that serve as the basis for the person’s continued service in that capacity. These encompass a variety of factors, including, but not limited to, their financial and investment experience, academic background, willingness to devote the time and attention needed to serve, and past experience as Trustees of the Trust, other investment companies, operating companies or other types of entities. No one factor is controlling, either with respect to the group or any individual. As discussed further below, the evaluation of the qualities and ultimate selection of persons to serve as Independent Trustees is the responsibility of the Trust’s Nominating Committee, consisting solely of Independent Trustees. The inclusion of a particular factor below does not constitute an assertion by the Board of Trustees or any individual Trustee that a Trustee has any special expertise that would impose any greater responsibility or liability on such Trustee than would exist otherwise.
Scott M. Amero. Mr. Amero retired in 2010 after a 20-year career at BlackRock, Inc., where he was then Vice Chairman and Global Chief Investment Officer, Fixed Income, and Co-Head of Fixed Income Portfolio Management. He currently is on the Board of Trustees for Rare, a conservation nonprofit, a Trustee for Berkshire School, a Trustee of the Massachusetts chapter of The Nature Conservancy, a Trustee for Adventure Scientists, a conservation nonprofit, and a member of the Advisory Board of the Mossavar-Rahmani Center for Business and Government at the Harvard Kennedy School. Mr. Amero has extensive investment experience and has served as a Trustee of Harbor Funds since 2014 and of Harbor ETF Trust since 2021.
Donna J. Dean. Ms. Dean served as the Chief Investment Officer of the Rockefeller Foundation from 2001 through 2019. The Rockefeller Foundation is a philanthropic organization established by the Rockefeller family in 1913 to promote the well-being of humanity. As Chief Investment Officer, Ms. Dean was responsible for leading a team of investment professionals in managing the Rockefeller Foundation’s endowment. Ms. Dean was responsible for establishing strategy for the endowment’s investment program, including diversifying the endowment’s portfolio of investments across a range of asset classes including public and private equities, fixed income, emerging markets, real assets (such as resources and real estate), hedge funds and distressed debt. Prior to joining the Rockefeller Foundation in 1995, Ms. Dean spent seven years at Yale University, where she served as Director of Investments, with responsibility for real estate as well as oversight of the New Haven Initiative community investment program. Ms. Dean has significant investment experience and has served as a Trustee of Harbor Funds since 2010 and of Harbor ETF Trust since 2021.
Randall A. Hack. Mr. Hack is the Senior Managing Director and Founder of Capstone Capital LLC. Capstone Capital holds investments in private companies, with a special focus on the telecommunications and health care industries. He served as an Advisory Director of Berkshire Partners, a private equity firm, from 2002 to 2013. In that capacity he assisted Berkshire Partners in identifying and assessing private companies in which to invest, participated in those investments through Capstone Capital, and served on the boards of selected Berkshire Partners portfolio companies. In 1995, Mr. Hack founded Nassau Capital, LLC, a private investment firm that invested in privately held companies and assets solely on behalf of Princeton University’s endowment and Nassau Capital’s principals. Nassau Capital, which grew to manage approximately $2.5 billion in assets at the peak of its investment program, focused its investments in alternative asset classes such as venture capital, leveraged buy-outs, real estate, timber and energy. From 1990 to 1994, Mr. Hack served as the President of The Princeton University Investment Company, which oversees the management of Princeton University’s endowment. In that role, Mr. Hack led a team of investment professionals who devised and implemented a series of global investment initiatives in areas such as domestic and international equities, hedge funds, real estate, oil and gas holdings and other private market asset classes. He previously served on the board of Tower Development Corporation, a private company, and currently serves on the boards of several non-profit organizations. Mr. Hack previously served on the boards of Fiber Tower Corporation and Crown Castle International Corp. Mr. Hack has served as a Trustee of Harbor Funds since 2010 and served as Lead Independent Trustee of Harbor Funds from 2016 to 2019. Mr. Hack has served as a Trustee of Harbor ETF Trust since 2021.
Robert Kasdin. Mr. Kasdin served as the Senior Vice President and Chief Operating Officer of Johns Hopkins Medicine from 2015 to 2022 and also as Chief Financial Officer of Johns Hopkins Medicine from 2018 to 2022. Prior to joining Johns Hopkins Medicine, he served as Senior Executive Vice President of Columbia University from 2002 to 2015. Prior to joining Columbia University, he served as the Executive Vice President and Chief Financial Officer of the University of Michigan, Treasurer and Chief Investment Officer for The Metropolitan Museum of Art in New York City, and Vice President and General Counsel for Princeton University Investment Company. He started his career as a corporate attorney at Davis Polk & Wardwell. Mr. Kasdin also serves on the boards of trustees of several non-profit entities affiliated with Johns Hopkins Medicine and the Y of Central Maryland. He previously served on the Board of the National September 11 Memorial & Museum at the World Trade Center Foundation, Inc. He serves on the Board of Directors of Apollo Commercial Real Estate Finance, Inc. and is a member of the Council on Foreign Relations. Mr. Kasdin has significant business experience and has served as a Trustee of Harbor Funds since 2014 and of Harbor ETF Trust since 2021.

Trustees and Officers

Additional Information
About the Trustees — Continued
Kathryn L. Quirk. Ms. Quirk retired in March 2017 after nearly thirty-five years of serving in various legal, compliance and senior management roles in the asset management industry as well as serving as an officer of several investment companies. Prior to her retirement, she served at Goldman Sachs Asset Management as Head of U.S. Regulatory Compliance from 2013-2017. Prior to joining Goldman Sachs, she was Vice President and Corporate Counsel at Prudential Insurance Company of America, a subsidiary of Prudential Financial Inc., an insurance and financial services company. During that time, she also served as Deputy Chief Legal Officer, Asset Management at Prudential Insurance Company of America; Co-Chief Legal Officer at Prudential Investment Management, Inc.; Chief Legal Officer at Prudential Investments LLC; and Chief Legal Officer of the Prudential Mutual Funds. Prior to joining Prudential, Ms. Quirk worked at Zurich Scudder Investments, Inc., an asset management company, where she held several senior management positions, including General Counsel, Chief Compliance Officer, Chief Risk Officer, Corporate Secretary, Managing Director, and served on the board of directors and management committee. She started her career as an attorney at Debevoise & Plimpton LLP. She currently is on the Board of Directors and is Co-Chair of the Governance Committee of Just World International, Inc., a not-for-profit organization funding education and nutrition programs. Ms. Quirk has extensive investment management industry and legal experience and has served as a Trustee of Harbor Funds since 2017 and of Harbor ETF Trust since 2021.
Douglas J. Skinner. Mr. Skinner is the Eric J. Gleacher Distinguished Service Professor of Accounting and Deputy Dean for Faculty at the University of Chicago Booth School of Business, where his prior positions include John P. and Lillian A. Gould Professor of Accounting, Neubauer Family Faculty Fellow, Interim Dean, and Executive Director of the Accounting Research Center. Mr. Skinner joined the University of Chicago Business School’s faculty in 2005 from the University of Michigan Business School, where he served as the KPMG Professor of Accounting. Mr. Skinner’s teaching and research has a particular emphasis on corporate disclosure practices, corporate financial reporting, and corporate finance. Mr. Skinner is a Senior Fellow at the Asian Bureau of Finance and Economic Research. Mr. Skinner is the author or co-author of numerous publications in leading accounting and finance academic journals. Mr. Skinner has served as a Trustee of Harbor Funds since 2020 and of Harbor ETF Trust since 2021.
Ann M. Spruill. Ms. Spruill retired in 2008 after an 18-year career at GMO & Co. LLC, where she was a partner, portfolio manager and the Head of International Active Equities Division. She also served as a member of the Executive Committee and the Board of Directors of that firm. GMO & Co. LLC is a privately-owned global investment management firm. Ms. Spruill served as a Trustee for the Financial Accounting Foundation. She served as a member of the Investment Committee and Chair of Global Public Equities for the Museum of Fine Arts, Boston and serves as a Trustee of the University of Rhode Island. Ms. Spruill has significant investment experience and has served as a Trustee of Harbor Funds since 2014 and of Harbor ETF Trust since 2021.
Landis Zimmerman. Mr. Zimmerman retired in 2021 after serving 17 years as Vice President and Chief Investment Officer of the Howard Hughes Medical Institute. Prior to joining Howard Hughes Medical Institute, he served as Managing Director for investments at the University of Pennsylvania from 1998-2004, Associate Director of Investments of the Rockefeller Foundation from 1996-1998, Associate Director at Bear, Stearns & Co. Inc. from 1994-1996, and Vice President at J.P. Morgan Securities Inc. from 1985-1994. He began his career as Assistant Treasurer at Chemical Bank in 1981. He is currently an independent, non-fiduciary advisor for Gore Creek Asset Management, a family investment office, and is a member of the Japan Science and Technology Agency Investment Advisory Committee. Mr. Zimmerman has served as a Trustee of Harbor Funds and Harbor ETF Trust since 2022.
Charles F. McCain. Mr. McCain has served as Chief Executive Officer of Harbor Capital Advisors since 2017 and as a Director since 2007. Mr. McCain previously served as President and Chief Operating Officer of Harbor Capital Advisors during 2017, Executive Vice President and General Counsel of Harbor Capital Advisors from 2004-2017 and as Chief Compliance Officer of Harbor Capital Advisors from 2004-2014. He served as Harbor Funds’ Chief Compliance Officer from 2004-2017. He has served as a Director and Chairperson of Harbor Trust Company, Inc. since 2019. He also has served as a Director of Harbor Services Group, Inc. since 2007, and as the Chief Compliance Officer of Harbor Services Group, Inc. from 2004-2017. He has also served as a Director of Harbor Funds Distributors, Inc. since 2007, and as the Chief Compliance Officer and Executive Vice President of Harbor Funds Distributors, Inc. from 2007-2017. Prior to joining Harbor Capital Advisors in 2004, Mr. McCain was a Junior Partner at the law firm of Wilmer Cutler Pickering Hale and Dorr LLP. Mr. McCain has extensive business, investment, legal and compliance experience and has served as a Trustee and Chairman of the Board of Harbor Funds since 2017 and as a Trustee and Chairman of the Board of Harbor ETF Trust since 2021.

Trustees and Officers

Board Leadership Structure
As indicated above, the business and affairs of the Trust shall be managed by or under the direction of the Trustees. The Trustees have delegated day-to-day management of the affairs of the Trust to the Adviser, subject to the Trustees’ oversight. The Board of Trustees is currently comprised of eight Trustees, seven of whom are Independent Trustees. All Independent Trustees serve on the Audit Committee and Nominating Committee, as discussed below. The Chairman of the Board of Trustees is an Interested Trustee.
The Independent Trustees determined that it was appropriate to appoint a Lead Independent Trustee to facilitate communication among the Independent Trustees and with management. Accordingly, the Independent Trustees have appointed Ms. Quirk to serve as Lead Independent Trustee. Among other responsibilities, the Lead Independent Trustee coordinates with management and the other Independent Trustees regarding review of agendas for board meetings; serves as chair of meetings of the Independent Trustees; and, in consultation with the other Independent Trustees and as requested or appropriate, communicates with management, counsel, third party service providers and others on behalf of the Independent Trustees.
The Trustees believe that this leadership structure is appropriate given, among other things, the size and number of funds offered by the Trust; the size and committee structure of the Board of Trustees; management’s accessibility to the Independent Trustees, both individually and collectively through the Lead Independent Trustee; and the active and engaged role played by each Trustee with respect to oversight responsibilities.

Board Committees
All Independent Trustees serve on the Audit Committee and the Nominating Committee. The functions of the Audit Committee include recommending an independent registered public accounting firm to the Trustees, monitoring the independent registered public accounting firm’s performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Trustees. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Independent Trustees. The Nominating Committee will also consider nominees recommended by shareholders to serve as Trustees provided that shareholders submit such recommendations in writing to Harbor ETF Trust Nominating Committee, c/o Harbor ETF Trust, 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302 within a reasonable time before any meeting. The Valuation Committee is comprised of certain officers of the Trust and other employees of the Adviser. A function of the Valuation Committee includes determining the fair value of portfolio securities when necessary.
During Harbor ETF Trust’s fiscal year ended October 31, 2021, the Board of Trustees held 5 meetings, the Valuation Committee held 1 meeting, the Audit Committee held 2 meetings and the Nominating Committee did not hold any meetings. The Board of Trustees does not have a compensation committee.

Risk Oversight
The Board of Trustees considers its role with respect to risk management to be one of oversight rather than active management. The Trust faces a number of types of risks, including investment risk, legal and compliance risk, operational risk (including business continuity risk), reputational and business risk. The Board of Trustees recognizes that not all risks potentially affecting the Trust can be identified in advance, and that it may not be possible or practicable to eliminate certain identifiable risks. As part of the Trustees’ oversight responsibilities, the Trustees generally oversee the Fund’s risk management policies and processes, as these are formulated and implemented by the Trust’s management. These policies and processes seek to identify relevant risks and, where practicable, lessen the possibility of their occurrence and/or mitigate the impact of such risks if they were to occur. Various parties, including management of the Trust, the Trust’s independent registered public accounting firm and other service providers provide regular reports to the Board of Trustees on various operations of the Trust and related risks and their management. In particular, the Fund’s Chief Compliance Officer regularly reports to the Trustees with respect to legal and compliance risk management, the Chief Financial Officer reports on financial operations, and a variety of other management personnel report on other risk management areas, including the operations of certain affiliated and unaffiliated service providers to the Trust. The Audit Committee maintains an open and active communication channel with both the Trust’s personnel and its independent auditor, largely, but not exclusively, through its chair.

Trustees and Officers

Trustee Compensation
For the fiscal year ended
October 31, 2021
Name of Person, Position	Aggregate Compensation From Harbor ETF Trust*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From Fund Complex**
Charles F. McCain, Chairman, President and Trustee	-0-	-0-	-0-
Scott M. Amero, Trustee	-$12,500-	-0-	$277,500
Donna J. Dean, Trustee	-$12,500-	-0-	$277,500
Randall A. Hack, Trustee	-$12,500-	-0-	$277,500
Robert Kasdin, Trustee	-$12,500-	-0-	$277,500
Kathryn L. Quirk, Trustee[1]	-$14,500-	-0-	$319,500
Douglas J. Skinner, Trustee[2]	-$13,500-	-0-	$298,500
Ann M. Spruill, Trustee	-$12,500-	-0-	$277,500
Landis Zimmerman, Trustee[3]	-0-	-0-	-0-
*
For the period May 1, 2021 through October 31, 2021.
**
Includes amounts paid by Harbor ETF Trust and Harbor Funds.
1
In consideration of her service as Lead Trustee, Ms. Quirk received $40,000 from the Harbor Funds and $2,000 from the Harbor ETF Trust in addition to the compensation payable to each other Independent Trustee for the fiscal year ended October 31, 2021.
2
In consideration of his service as Audit Committee Chair, Mr. Skinner received $20,000 from the Harbor Funds and $1,000 from the Harbor ETF Trust in addition to the compensation payable to each other Independent Trustee for the fiscal year ended October 31, 2021.
3
Mr. Zimmerman was appointed as an Independent Trustee on August 9, 2022. Therefore, he received no compensation for the fiscal year ended October 31, 2021.

Trustee Ownership of Fund Shares
As of the date of this Statement of Additional Information, the Trustees and Officers of Harbor ETF Trust do not own any shares of the Fund as the Fund is newly launched.
The Harbor fund shares beneficially owned by the Trustees as of December 31, 2021 are as follows:
Name of Trustee	Dollar Range of Ownership in the Fund[1]	Aggregate Dollar Range of Ownership in all Funds Overseen within Fund Family
Independent Trustees
Scott M. Amero	None[1]	Over $100,000
Donna J. Dean	None[1]	Over $100,000
Randall A. Hack	None[1]	Over $100,000
Robert Kasdin	None[1]	Over $100,000
Kathryn L. Quirk	None[1]	Over $100,000
Douglas J. Skinner	None[1]	Over $100,000
Ann M. Spruill	None[1]	Over $100,000
Landis Zimmerman[2]	None[1]	None
Interested Trustee
Charles F. McCain	None[1]	Over $100,000
1
The Fund had not commenced operations as of the date of this Statement of Additional Information.
2
Mr. Zimmerman was appointed as an Independent Trustee on August 9, 2022 and did not own any shares at December 31, 2021.

Material Relationships of the Independent Trustees
For purposes of the discussion below, the italicized terms have the following meanings:
◾
the immediate family members of any person are their spouse, children in the person’s household (including step and adoptive children) and any dependent of the person.
◾
an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person. For example, ORIX Corporation (“ORIX”) is an entity that is in a control relationship with the Adviser.
◾
a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act, in each case having the Adviser as investment adviser, Foreside Fund Services, LLC (the “Distributor”) as principal underwriter, or an investment adviser or principal underwriter that is in a control relationship with the Adviser or Distributor. For example, the related funds of Harbor ETF Trust include all of the Funds in the Harbor family and any other U.S. and non-U.S. funds managed by the Adviser’s affiliates or distributed by the Distributor or its affiliates.

Trustees and Officers

Material Relationships of
the Independent Trustees — Continued
As of December 31, 2021, none of the Independent Trustees, nor any member of their immediate families, beneficially owned any securities issued by the Adviser, ORIX, or any other entity in a control relationship to the Adviser or the Distributor. During the calendar years 2020 and 2021, none of the Independent Trustees, nor any member of their immediate families, had any direct or indirect interest (the value of which exceeds $120,000), whether by contract, arrangement or otherwise, in the Adviser, the Distributor, ORIX, or any other entity in a control relationship to the Adviser or the Distributor. During the calendar years 2020 and 2021, none of the Independent Trustees, nor any member of their immediate families, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $120,000 and to which any of the following were a party (each a “fund-related party”):
◾
a Harbor Fund;
◾
an officer of Harbor ETF Trust;
◾
a related fund;
◾
an officer of any related fund;
◾
the Adviser;
◾
the Distributor;
◾
an officer of the Adviser or the Distributor;
◾
any affiliate of the Adviser or the Distributor; or
◾
an officer of any such affiliate.
During the calendar years 2020 and 2021, none of the Independent Trustees, nor any member of their immediate families, had any relationship exceeding $120,000 in value with any Fund-related party, including, but not limited to, relationships arising out of (i) payments for property and services, (ii) the provision of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate) or (iv) the provision of consulting services.
During the calendar years 2020 and 2021, none of the Independent Trustees, nor any member of their immediate families, served as an officer for an entity on which an officer of any of the following entities also served as a director:
◾
the Adviser;
◾
the Distributor; or
◾
ORIX or any other entity in a control relationship with the Adviser or the Distributor.
During the calendar years 2020 and 2021, no immediate family member of any of the Independent Trustees, had any position, including as an officer, employee or director, with any Harbor funds. During the calendar years 2020 and 2021, none of the Independent Trustees, nor any member of their immediate families, had any position, including as an officer, employee, director or partner, with any of:
◾
any related fund;
◾
the Adviser;
◾
the Distributor;
◾
any affiliated person of Harbor ETF Trust; or
◾
ORIX or any other entity in a control relationship to the Adviser or the Distributor.

The Adviser and Subadviser

The Adviser
Harbor Capital Advisors, Inc., a Delaware corporation, serves as the investment adviser (the “Adviser”) for the Fund pursuant to an investment advisory agreement with Harbor ETF Trust on behalf of the Fund (each, an “Investment Advisory Agreement”). Pursuant to the Investment Advisory Agreement, the Adviser is responsible for providing a range of management, oversight, legal, compliance, financial and administrative services for the Fund as set forth in more detail below:
Management Services. Subject to the approval of the Board of Trustees, the Adviser is responsible for establishing the investment policies, strategies and guidelines for the Fund, and for recommending modifications to those policies, strategies and guidelines whenever the Adviser deems modifications to be necessary or appropriate. The Adviser is also responsible for providing, either through itself or through a Subadviser selected, paid and supervised by the Adviser, investment research, and advice, and for furnishing continuously an investment program for the Fund consistent with the investment objectives and policies of the Fund. For Harbor funds that employ one or more non-discretionary Subadvisers, the Adviser will also make day-to-day investment decisions with respect to each such fund to implement model portfolios provided by the non-discretionary Subadvisers.
Selection and Oversight of Subadvisers. The Adviser is responsible for the Subadvisers it selects to manage the assets of or provide non-discretionary investment advisory services for the Fund and for recommending to the Board of Trustees the hiring, termination and replacement of Subadvisers. The Adviser is responsible for overseeing the Subadviser and for reporting to the Board of Trustees periodically on the Fund’s and Subadviser’s performance. The Adviser normally utilizes both qualitative and quantitative analysis to evaluate existing and prospective Subadvisers, including thorough reviews and assessments of (i) the Subadviser’s investment process, personnel and investment staff; (ii) the Subadviser’s investment research capabilities; (iii) the Subadviser’s ownership and organization structures; (iv) the Subadviser’s legal, compliance and operational infrastructure; (v) the Subadviser’s brokerage practices; (vi) any material changes in the Subadviser’s business, operations or staffing; (vii) the performance of the Fund and the Subadviser relative to benchmark and peers; (viii) the Fund’s portfolio characteristics, and (ix) the composition of the Fund’s portfolio.
Legal, Compliance, Financial and Administrative Services. The Adviser is responsible for regularly providing various other services on behalf of the Fund, including, but not limited to,: (i) providing the Fund with office space, facilities, equipment and personnel as the Adviser deems necessary to provide for the effective administration of the affairs of the Fund, including providing from among the Adviser’s directors, officers and employees, persons to serve as interested Trustee(s), officers and employees of Harbor ETF Trust and paying the salaries of such persons; (ii) coordinating and overseeing the services provided by the Fund’s transfer agent, custodian, legal counsel and independent auditors; (iii) coordinating and overseeing the preparation and production of meeting materials for the Board of Trustees, as well as such other materials that the Board of Trustees may from time to time reasonably request; (iv) coordinating and overseeing the preparation and filing with the SEC of registration statements, notices, shareholder reports, proxy statements and other material for the Fund required to be filed under applicable laws; (v) developing and implementing procedures for monitoring compliance with the Fund’s investment objectives, policies and guidelines and with applicable regulatory requirements; (vi) providing legal and regulatory support for the Fund in connection with the administration of the affairs of the Fund, including the assigning of matters to the Fund’s legal counsel on behalf of the Fund and supervising the work of such outside counsel; (vii) overseeing the determination and publication of the Fund’s net asset value in accordance with the Fund’s valuation policies; (viii) preparing and monitoring expense budgets for the Fund, and reviewing the appropriateness and arranging for the payment of Fund expenses; and (ix) furnishing to the Fund such other administrative services as the Adviser deems necessary, or the Board of Trustees reasonably requests, for the efficient operation of the Fund.
The Adviser is a wholly owned subsidiary of ORIX Corporation (“ORIX”), a global financial services company based in Tokyo, Japan. ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services. The stock of ORIX trades publicly on both the New York (through ADRs) and Tokyo Stock Exchanges.

Advisory Fees
For its services, the Fund pays the Adviser the contractual advisory fee set forth below, which is an annual rate based on the Fund’s average net assets.
Contractual Advisory Fee
Harbor International Compounders ETF	0.55%

The Subadviser
The Fund is subadvised by C WorldWide Asset Management Fondsmaeglerselskab A/S (“C WorldWide”). C WorldWide is owned by C WorldWide Holdings A/S, which ultimately is owned by the private equity fund Altor Fund III (Altor Fund III (no. 1) Limited Partnership, Altor Fund III (no. 2) Limited Partnership and Altor Fund III (No. 3) Limited). C WorldWide is controlled by C WorldWide Holdings A/S.

The Adviser and Subadviser

The Subadviser —
Continued
The Adviser pays the Subadviser out of its own resources; the Fund has no obligation to pay the Subadviser. The Subadviser has entered into a subadvisory agreement (the “Subadvisory Contract”) with the Adviser and Harbor ETF Trust, on behalf of the Fund. The Subadviser is responsible for providing the Fund with advice concerning the investment management of the Fund’s portfolio, which advice shall be consistent with the investment objectives and policies of the Fund. The Subadviser determines what securities shall be purchased, sold or held for the Fund and what portion of its assets are held uninvested. The Subadviser is responsible for its own costs of providing services to the Fund. The Subadviser’s subadvisory fee rate is based on a stated percentage of the Fund’s average annual net assets.

The Portfolio Managers

Other Accounts Managed
The portfolio managers primarily responsible for the day-to-day management of the Fund also manage other registered investment companies, other pooled investment vehicles and/or other accounts, (collectively, the “Portfolios”) as indicated below. The following table identifies, as of June 30, 2022, (unless otherwise noted): (i) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager(s); (ii) the total assets of such companies, vehicles and accounts, and (iii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR International Compounders FUND
Bo Almar Knudsen
All Accounts	1	$1	9	$3,517	27	$9,738
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	4	2,244
Bengt Seger
All Accounts	1	1	9	3,517	27	9,738
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	4	2,244
Peter O’Reilly
All Accounts	1	1	9	3,517	27	9,738
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	4	2,244
Mattias Kolm
All Accounts	1	1	9	3,517	27	9,738
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	4	2,244

C Worldwide Asset Management Fondsmaeglerselskab A/S
CONFLICTS OF INTEREST
The Fund’s portfolio managers manage other accounts which invest in securities of the same type in which the Fund invests. The Subadviser is aware of its obligation to ensure that when orders for the same securities are entered on behalf of the Fund and other accounts, the Fund receives fair and equitable allocation of these orders, particularly where affiliated accounts may participate. The Subadviser attempts to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution, brokerage allocation and order aggregation which provide a methodology for ensuring fair treatment for all clients in situations where orders cannot be completely filled or filled at different prices.
Conflicts of interest among the Fund and other accounts managed by the portfolio managers may exist, which include, but are not limited to, those described below.
Differences in payment structures between the Fund and other accounts involve a conflict of interest. Other clients may have investment objectives that are similar to, or overlap to a greater or lesser extent, with those of the Fund. It is the policy of the Subadviser to allocate investment opportunities fairly and equitably among the Fund and other clients, where applicable, to the extent possible over a period of time and in each case in a manner consistent with the Subadviser’s obligations under applicable law.
As a general rule, investment opportunities will be allocated between the Fund and other accounts managed by the portfolio managers for which participation in the respective opportunity is considered appropriate pro rata based on the relative capital size of the accounts. However, the pro rata principle is deviated from in order to take into account cost efficiency for smaller clients. In addition, other considerations may be taken into consideration, including legal or regulatory restrictions, including those that may arise in non-U.S. jurisdictions and such other factors considered relevant. Such considerations may result in allocations among the fund and one or more other clients on other than a pro rata basis.

The Portfolio Managers

C Worldwide Asset
Management Fondsmaeglerselskab A/S — Continued
The portfolio managers will devote as much of their time to the activities of the Fund as they deem necessary and appropriate. The portfolio managers are not restricted from providing services to other clients even though such activities may involve substantial time and resources of the portfolio managers. These activities could be viewed as creating a conflict of interest in that the time and effort of the portfolio managers will not be devoted exclusively to the business of the Fund but will be allocated between the business of the Fund and such other activities.
COMPENSATION
A portfolio manager’s compensation consists of fixed and variable components taking into account individual performance as well as the performance of the Subadviser. A portfolio manger’s salary is not directly dependent on the performance of the Fund or the level of assets in the Fund.
SECURITIES OWNERSHIP
As of the date of this Statement of Additional Information, Messrs. Knudsen, Seger, O’Reilly and Kolm did not beneficially own any shares of Harbor International Compounders ETF.

The Distributor

Foreside Fund
Services, LLC
Foreside Fund Services, LLC (the “Distributor”) acts as the principal underwriter and distributor of the Fund’s shares. Its principal address is Three Canal Plaza, Suite 100, Portland, ME 04101. The Distributor has entered into an agreement with the Trust which will continue from its effective date unless terminated by either party upon 60 days’ prior written notice to the other party. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

Distribution Plans
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act with respect to the Fund (the “Plan”). Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of investor services.
No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. In addition, no such fee may be paid in the future without further approval by the Board. However, in the event that Rule 12b-1 fees are charged in the future, because these fees are paid out of Fund assets on an ongoing basis, these fees will increase the cost of your investment in the Fund.

Shareholder Services

Payments to Financial Intermediaries
Unaffiliated financial intermediaries, including broker-dealers, banks, trust companies, employee benefit plan and retirement plan administrators, may be compensated for providing distribution, recordkeeping and/or similar services to shareholders who hold their Fund shares through accounts that are maintained by the intermediary. Financial intermediary fees may be in the form of asset-based, transaction-based, or flat fees. The Adviser or its affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of shares of the Fund and for providing shareholder recordkeeping and other similar services to shareholders who hold their shares of the Fund through accounts that are maintained by the financial intermediaries.

Code of Ethics

Code of Ethics
Harbor ETF Trust, the Adviser, and the Subadviser have each adopted a code of ethics that complies in all material respects with Rule 17j-1 under the Investment Company Act. These codes of ethics are designed to prevent trustees/directors, officers and designated employees who have access to information concerning portfolio securities transactions of Harbor ETF Trust (“Access Persons”) from using that information for their personal benefit or to the disadvantage of Harbor ETF Trust. These codes of ethics are also designed to prevent both Access Persons and all employees of the Adviser from profiting from short-term trading in shares of any Harbor ETF Trust. The codes of ethics do permit Access Persons to engage in personal securities transactions for their own account, including securities that may be purchased or held by Harbor ETF Trust, but impose significant restrictions on such transactions and require Access Persons to report all of their personal securities transactions (except for transactions in certain securities where the potential for a conflict of interest is very low, such as unaffiliated open-end mutual fund shares and money market instruments). Each of the codes of ethics is on public file with, and is available from, the SEC.
The Adviser relies on the Subadviser to fulfill its responsibility for monitoring the personal trading activities of the Subadviser’s personnel in accordance with the Subadviser’s code of ethics. The Subadviser provides Harbor ETF Trust’s Board of Trustees with a quarterly certification of the Subadviser’s compliance with its code of ethics and with Rule 17j-1 and a report of any significant violations of its code of ethics.

Portfolio Holdings

Portfolio Holdings Disclosure Policy
The Board of Trustees has adopted policies and procedures that govern the disclosure of the Fund’s portfolio holdings and the disclosure of statistical information about the Fund’s portfolio.
These policies and procedures are designed to strike an appropriate balance between providing enough information to help investors understand the Fund’s recent historical performance and at the same time ensuring that investors do not receive information which would enable them to trade based on that information to the detriment of the Fund or its other shareholders. As an overarching principle, these policies and procedures prohibit the Fund and any service provider to the Fund, including the Adviser, from entering into any arrangement to receive any compensation or consideration, either directly or indirectly, in return for the disclosure of the Fund’s non-public portfolio holdings.
On each business day, before the opening of regular trading on the listing exchange, the Fund will provide a full list of holdings daily on harborcapital.com. In addition, a basket composition file, which includes the security names and share quantities or amounts to deliver in exchange for Fund shares and may overlap with actual or expected Fund holdings, is publicly disseminated via the National Securities Clearing Corporation (“NSCC”).
For purposes of these policies and procedures, “portfolio holdings” means the individual securities or other instruments held by the Fund. This includes equity and fixed income securities, such as stocks and bonds, and derivative contracts, such as futures, options and swaps held by the Fund. “Portfolio holdings” does not include information that is derived from (but does not include) individual portfolio holdings, such as statistical information about the Fund or the Fund’s aggregate cash position. Statistical information includes information such as how the Fund’s portfolio is divided (in percentage terms) among various industries, sectors, countries, value and growth stocks, small, mid and large cap stocks, credit quality ratings, and maturities. Statistical information also includes financial characteristics about the Fund’s portfolio such as alpha, beta, R-squared, information ratio, Sharpe ratio, various earnings and price based ratios (such as price-to-earnings, price-to-book, and earnings growth), duration, maturity, market capitalization, and portfolio turnover.
While statistical information is not considered “portfolio holdings,” the policies and procedures adopted by the Board of Trustees limit the disclosure of statistical information derived from portfolio holdings which have not yet been publicly disclosed to further ensure that such information could not be used in a manner that is adverse to the Fund. Specifically, statistical information derived from non-public portfolio holdings data may only be based on the Fund’s month end portfolio holdings data and then may only be released beginning 5 days after that month end date. In addition, only the Officers of the Trust and certain employees of the Adviser are authorized to release such statistical information and they may not do so if they reasonably believe that the recipient of that statistical information, could use that information as a basis on which to trade in the Fund shares to the detriment of the Fund or its other shareholders. Statistical information may be provided to existing or potential shareholders in the Fund and to their representatives for the sole purpose of helping to explain the Fund’s recent historical performance.
Current and prospective investors from time to time may request different or more extensive historical portfolio holdings information for the Fund than has previously been publicly disclosed to assist them in their assessment of the consistency of the investment process of the Subadviser through different past market environments. To the extent the requested portfolio holdings information is for periods that precede the date of the most recent publicly disclosed portfolio holdings information, it is considered stale and may be released to investors or prospective investors and others upon request without needing to be separately publicly disclosed. Because historical portfolio holdings information must have been superseded by the public disclosure of more recent portfolio holdings information before it can be released, the information should normally not enable any recipient to trade for its own benefit to the detriment of the Fund.
The policies and procedures adopted by the Board of Trustees also prohibit the disclosure of non-public portfolio holdings to third parties except in certain limited circumstances where the Fund or a service provider has a legitimate business purpose for disclosing that information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information. The Chief Compliance Officer of the Fund must authorize any such disclosure in those limited circumstances.
Harbor ETF Trust seeks to avoid potential conflicts between the interests of the Fund’s shareholders and those of the Fund’s service providers and ensure that non-public portfolio holdings information is disclosed only when such disclosure is in the best interests of the Fund and its shareholders. Harbor ETF Trust seeks to accomplish this by permitting such disclosure solely for the purpose of assisting the service provider in carrying out its designated responsibilities for the Fund and by requiring any such disclosure to be authorized in the manner described above. The Board of Trustees receives a report at least annually concerning the effectiveness and operation of the Fund’s policies and procedures, including those governing the disclosure of portfolio information.

Portfolio Holdings

Portfolio Holdings
Disclosure Policy — Continued
The Adviser, the Subadviser and their affiliates may provide investment advice to clients (including funds) other than the Fund that have investment objectives that may be substantially similar to those of the Fund. These clients may have portfolios consisting of holdings substantially similar to those of the Fund and may be subject to different holdings disclosure policies.  These clients are not subject to the portfolio holdings disclosure policies and procedures described herein and do not owe the Adviser, Subadviser or Fund a duty of confidentiality with respect to disclosure of their portfolio holdings. The Adviser, Subadviser, Custodian, Distributor and other service providers to the Fund, may receive non-public portfolio holdings information in the course of performing services to the Fund, the Subadviser and/or Adviser, but are subject to legal obligations to not disseminate or trade on non-public information concerning the Trust.

Proxy Voting

Proxy Voting Policy
DELEGATED PROXY VOTING RESPONSIBILITY
Oversight
For Funds with a discretionary Subadviser, Harbor Capital delegates proxy voting to the Subadviser. In each instance where proxy voting responsibility has been delegated to one or more Subadvisers, Harbor Capital’s Legal and Compliance Team is responsible for the oversight with respect to such delegated responsibilities, including reviewing the proxy voting policies, procedures, and/or proxy voting guidelines of each such Subadviser (the “Subadviser Proxy Voting Guidelines”). The Legal and Compliance Team must determine that the Subadviser Proxy Voting Guidelines are reasonably designed to ensure that the Subadviser would be able to administer the proxy voting process generally and vote proxies specifically in a manner which would be in the best interests of the respective client before Harbor Capital will delegate proxy voting responsibility to a Subadviser. The Legal and Compliance Team will review any amendments to the Subadviser Proxy Voting Guidelines to ensure that the guidelines continue to meet that standard. Harbor Capital will not delegate voting authority to any third party that does not also serve in a fiduciary capacity. In addition, each Subadviser must accept the delegation of this responsibility.
Harbor Capital does not review individual voting decisions by the Subadvisers but considers their proxy voting policies, procedures, and/or guidelines as part of its overall assessment of the Subadviser’s compliance program. If Harbor Capital is not satisfied with the Subadviser’s overall performance, including as a result of proxy voting decisions which are not in Harbor Capital’s client’s best interests, Harbor Capital may recommend to the Board of Trustees the replacement of the Subadviser.
Harbor Capital will normally not be privy to a Subadviser’s proxy voting decision until after the vote is cast and the shareholder meeting has occurred. While Harbor Capital does retain the right to override any proxy voting decision by a Subadviser (when Harbor Capital believes that a voting decision would not be in the best interests of its client), Harbor Capital does not expect to be able to exercise that authority as a matter of course. Such an override could only occur in the unusual circumstance where the Subadviser consults with Harbor Capital prior to casting a vote.
The Subadvisers operate independently of each other and it is feasible that the Subadvisers will come to different voting decisions on the same or similar proposals. As long as the Subadvisers are acting in what they believe to be the best interests of the client when making their proxy voting decisions, Harbor Capital believes that the client will, as a whole, benefit from each Subadviser applying its own analysis to the proxy voting decision. Differences in such analyses may occur, for example, depending on whether a Subadviser considers a proxy advisory firm’s recommendations or additional information provided by an issuer during the proxy voting process.
Conflicts of Interest
Delegation of proxy voting responsibility to Subadvisers should generally adequately address any possible conflicts of interest with respect to Harbor Capital. In addition, as part of the Legal and Compliance Team’s review of the Subadviser Proxy Voting Guidelines, the Legal and Compliance Team seeks to ensure that the Subadviser has implemented its own procedures to monitor and resolve conflicts of interest in the proxy voting process.
Recordkeeping
For assets with respect to which proxy voting responsibilities have been delegated to one or more Subadvisers, each such Subadviser is responsible for retaining the materials regarding votes cast by them. Each Subadviser is required to provide to Harbor Capital, upon request, the necessary information regarding its proxy voting record to enable Harbor Capital to prepare the Form N-PX for the Subadvised Products. Harbor Capital will retain this information, along with each Subadviser’s Proxy Voting Guidelines and any certifications provided by the Subadvisers as to their compliance with their policies and procedures, for six years.
For the proxy voting policy of the Subadviser, please see Appendix A.
PROXY VOTING RESPONSIBILITY RETAINED BY HARBOR CAPITAL
In each instance where Harbor Capital has retained proxy voting authority, the Multi-Asset Solutions Team (“MAST”) will generally administer proxy voting. Harbor Capital is obligated to vote proxies in a manner consistent with its fiduciary duty to act in the best interests of shareholders. Normally, this means that MAST will vote or administer the voting of ballots in accordance with Harbor Capital’s proxy voting guidelines (the “Proxy Voting Guidelines”).
In order to facilitate the proxy voting process with respect to assets for which Harbor Capital retains proxy voting responsibilities, Harbor Capital engages a proxy advisory firm (the “Advisory Firm”) to provide research, analysis, and voting recommendation consistent with the Proxy Voting Guidelines. In addition, the Advisory Firm will provide research and reporting related to the proxy proposals.

Proxy Voting

Proxy Voting Policy —
Continued
Meeting Notification
Harbor Capital utilizes the Advisory Firm’s voting agent services to notify it of upcoming shareholder meetings for portfolio companies, to vote proxies on its behalf in accordance with Harbor Capital’s Proxy Voting Guidelines and to administer the transmission of votes. The Advisory Firm tracks and reconciles holdings against incoming proxy ballots. Meeting and record date information is updated daily through the Advisory Firm’s web-based application. The Advisory Firm also is responsible for maintaining copies of all proxy statements received and for promptly providing such materials upon Harbor Capital’s request. All efforts will be made to vote proxies in a timely manner, and any delay in voting a ballot will be investigated to determine the cause and how to prevent recurrence in the future.
Vote Determination
Ballots that are processed by the Advisory Firm will be voted in accordance with the Proxy Voting Guidelines. In evaluating certain corporate action proposals, MAST will gather information from a variety of sources, including, but not limited to, management or shareholders of a company presenting a proposal, and independent proxy research services (such as the Advisory Firm). Final authority and responsibility for proxy voting decisions rests with Harbor Capital, taking into account the Proxy Voting Guidelines and Harbor Capital’s fiduciary duty to act in the best interests of clients. MAST is responsible for maintaining documentation and assuring that it adequately reflects the basis for any vote that is cast in a manner that deviates from the Proxy Voting Guidelines.
Vote Execution, Monitoring of the Voting Process and Minutes
Ballots will be cast in accordance with the Proxy Voting Guidelines by the Advisory Firm. The Advisory Firm will then transmit the votes to the proxy agents or custodian banks.
While not expected to be a frequent occurrence, MAST can change a vote already submitted by the Advisory Firm, if necessary.
MAST is responsible for preparing minutes to document the rationale for instances where Harbor Capital voted against its policy and for decisions with respect to corporate actions. Such minutes will be retained for six years.
Conflicts of Interest
Where Harbor Capital retains proxy voting responsibilities, MAST has the obligation to assess the extent, if any, to which there may be a material conflict between the interests of an account on the one hand and Harbor Capital and its affiliates, directors, officers, employees (and other similar persons) on the other hand.
If MAST determines that a conflict may exist, it will resolve the conflict as outlined below and promptly report the matter and its resolution to Harbor Capital’s Chief Compliance Officer. Harbor Capital is authorized to resolve any such conflict in a manner that is in the best interests of its clients. Normally, a conflict will be resolved in accordance with the following:
◾
If the proposal that gives rise to a conflict is specifically addressed in the Proxy Voting Guidelines, the proxy will be voted in accordance with the pre-determined Proxy Voting Guidelines, provided that such pre-determined guidelines involve little or no discretion on the part of MAST;
◾
MAST may disclose the conflict to Harbor Capital’s affected client and obtain the client’s consent before voting in the manner approved by such client;
◾
Harbor Capital may engage an independent third party to determine how the proxy should be voted; or
◾
Harbor Capital may, where feasible, establish an ethical wall or other informational barriers between the person(s) involved in the conflict and the person(s) making the voting decision in order to insulate the decision maker from the conflict.
A member of the Legal and Compliance Team will report all conflicts, and the resolution of such conflicts, to Harbor Capital’s Board of Directors on an annual basis, or more frequently if necessary.
Harbor Capital will use commercially reasonable efforts to determine whether a conflict may exist, and a conflict will be deemed to exist if, and only if, MAST knew, or reasonably should have known, of the conflict at the time of the vote.
Recordkeeping
Where Harbor Capital retains proxy voting responsibilities, the Advisory Firm will serve as recordkeeper for all ballots processed through the Advisory Firm, including any research reports provided in the voting decisions. Harbor Capital will require sufficient information regarding its proxy voting record to enable the Legal and Compliance Team to prepare the Form N-PX for such products, if applicable.

Proxy Voting

Proxy Voting Policy —
Continued
PROXY VOTING INFORMATION
Information regarding how the Fund voted proxies relating to securities held by the Fund during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling Harbor Funds’ toll-free number at 800-422-1050; (2) on Harbor Funds’ website at harborcapital.com; and (3) on the SEC’s website at sec.gov.
PROXY VOTING GUIDELINES
Harbor Capital will generally vote in accordance with Institutional Shareholder Services’ Proxy Voting Guidelines – Benchmark Policy Recommendations for both domestic and foreign markets.

Portfolio Transactions

The Subadviser is responsible for making specific decisions to buy and sell securities for the portion of Fund assets that it manages. The Subadviser is also responsible for selecting brokers and dealers to effect these transactions and negotiating, if possible, brokerage commissions and dealers’ charges. The Fund may establish a brokerage relationship with brokers, or affiliates of brokers, that serve as lead market maker, authorized participant, or in another capacity with respect to the Fund. The Fund may have an incentive to establish a brokerage relationship with or pay higher commissions to such a broker as a result of other services it provides to the Fund.
Purchases and sales of securities on a securities exchange are effected by brokers, and the Fund pays a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges the commissions are fixed. In the over-the-counter market, securities (i.e., debt securities) are normally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Subadviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund and other clients taking into account such factors as the broker-dealers’ professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.
Under each Investment Advisory Agreement and Subadvisory Contract and as permitted by Section 28(e) of the Securities Exchange Act of 1934, a Subadviser may cause the Fund to pay a commission to broker-dealers who provide brokerage and research services to the Subadviser for effecting a securities transaction for the Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Subadviser determines in good faith that the greater commission is reasonable relative to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the overall responsibilities the Subadviser has to the Fund or to its other clients. The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.
Although commissions paid on every transaction will, in the judgment of the Subadviser be reasonable in relation to the value of the brokerage services provided, commissions exceeding those that another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and the other clients of the Subadviser in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.
Research provided by brokers is used for the benefit of all of the clients of a Subadviser and not solely or necessarily for the benefit of the Fund. Investment management personnel of the Subadviser attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Subadviser as a consideration in the selection of brokers to execute portfolio transactions.
In certain instances there may be securities that are suitable for the Fund’s portfolio as well as for that of another Fund or one or more of the other clients of the Subadviser. Investment decisions for the Fund and for other clients of the Subadviser are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as the Fund is concerned. Harbor ETF Trust believes that over time its ability to participate in volume transactions will produce better executions for the Fund.

Portfolio Transactions

Broker Commissions
The investment advisory fee that the Fund pays to the Adviser will not be reduced as a consequence of a Subadviser’s receipt of brokerage and research services. Subject to the applicable legal requirements, to the extent the Fund’s portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services would be useful and of value to such Subadviser in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to such Subadviser in carrying out its obligations to the Fund.

Net Asset Value

The NAV is the value of a single share. NAV is computed by adding the value of the Fund’s investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The value of Fund shares bought and sold in the secondary market is driven by market price. The price of these shares, like the price of all traded securities, is subject to factors such as supply and demand, as well as the current value of the portfolio securities held by the Fund. Secondary market shares, available for purchase or sale on an intraday basis, do not have a fixed relationship either to the previous day’s NAV nor the current day’s NAV. Prices in the secondary market, therefore, may be below, at, or above the most recently calculated NAV of such shares.
Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.
Futures contracts and options on futures contracts are normally valued at the price that would be required to settle the contract on the market where any such option or futures contract is principally traded. Options on equity securities are normally valued using the last sale price on the relevant securities exchange. Swaps are valued using prices supplied by a pricing vendor based on the underlying characteristics of the swaps. Forward foreign currency exchange contracts are valued at their respective fair values determined on the basis of the mean between the last current bid and asked prices based on quotations supplied to a pricing service by independent dealers.
Debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Adviser and approved by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost which approximates fair value.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. The Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.
It is possible that the fair value determined in good faith in accordance with the Fund’s valuation procedures may differ from valuations for the same security or other asset determined by other funds using their own valuation procedures. Although the Fund’s valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon its current sale in an orderly transaction, there can be no assurance that any fair value determination would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Net Asset Value

Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Board of Trustees.
Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is scheduled to be open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days that are not business days in New York and on which the Fund’s net asset values may not be calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. As a result, closing market prices for foreign securities may not fully reflect events that occur between the time their prices are determined and the close of the regular trading on the NYSE (or such other time at which the Fund calculates NAV consistent with its policies and procedures) and thus may no longer be considered reliable. The Fund will use the fair value of the foreign securities, determined in accordance with the fair value procedures adopted by the Board of Trustees, in place of closing market prices to calculate their net asset values if the Fund believes that events between the close of the foreign market and the close of regular trading on the NYSE (or such other time at which the Fund calculates NAV consistent with its policies and procedures) would materially affect the value of some or all of a particular Fund’s securities.
The proceeds received by the Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the books of account, and will be charged with the liabilities in respect to the Fund and with a share of the general liabilities of Harbor ETF Trust. Expenses with respect to any two or more funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be reasonably determined, in which case the expenses are allocated directly to the Fund which incurred that expense.
Income, common expenses and realized and unrealized gains/(losses) are determined at the Fund level and allocated daily.

Creations and Redemptions

The Fund issues and sells shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Participant Agreement (as defined below), on any Business Day (as defined below).
Although Creation Units and redemption proceeds will normally be delivered as described below, Creation Units or redemption proceeds may be delayed under certain circumstances, namely: (1) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (2) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (3) for any period during which an emergency exists as a result of which (a) disposal of securities owned by the Fund is not reasonably practicable or (b) it is not reasonably practicable for the Fund to fairly determine the NAV of Shares of the Fund; (4) for any period during which the SEC has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (5) for any period that the SEC may by order permit for shareholder protection; or (6) for any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. Any such suspension or postponement described above will be consistent with the Fund’s obligations under Section 22(e) of the Investment Company Act.
In its discretion, the Adviser reserves the right to increase or decrease the number of the Fund’s Shares that constitute a Creation Unit. The Board of Trustees reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board of Trustees.
A “Business Day” with respect to the Fund is each day NYSE, the listing exchange, and the Trust are open, including any day that the Fund is required to be open under Section 22(e) of the Investment Company Act, which excludes weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Orders from large institutional investors who have entered into agreements with the Fund’s Distributor to create or redeem Creation Units will only be accepted on a Business Day.
The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than its regularly scheduled closing time. The Fund reserves the right to reprocess creation and redemption transactions that were initially processed at a NAV other than the Fund’s official closing NAV (as the same may be subsequently adjusted). The Fund reserves the right to recover amounts from (or distribute amounts to) Authorized Participants based on the official closing NAV. The Fund also reserves the right to advance the time by which creation and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Fund Deposit
The consideration for purchase of Creation Units generally consists of a basket of securities and instruments (“Deposit Securities”) and/or a deposit of a specified cash payment (the “Cash Component”). Together, the Deposit Securities and Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The portfolio of securities required may be different than the portfolio of securities the Fund will deliver upon redemption of Fund shares.
The function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component would be an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.
State Street Bank and Trust Company (the “Transfer Agent”), through the NSCC, makes available on each Business Day, prior to the opening of business on the listing exchange (currently 9:30 a.m., Eastern time), the identity and the required number or amount of each Deposit Security and the amount of the Cash Component (or cash deposit) to be included in the current Fund Deposit (based on information at the end of the previous Business Day). Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Fund Deposit is made available.

Creations and Redemptions

Fund Deposit — Continued
The Fund reserves the right to accept a basket of securities and/or cash that differs from a basket of Deposit Securities and/or cash published or transacted on a Business Day, or to permit or require the substitution of an amount of cash (a “cash-in-lieu” amount) to be added to the Cash Component to replace any Deposit Security.

Procedures for Creating Creation Units
To be eligible to place orders with the Distributor and to create a Creation Unit of the Fund, an entity must be a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of Creation Units (a “Participant Agreement,” and such participants, an “Authorized Participant”). All shares of the Fund, however created, will be entered on the records of DTC in the name of its nominee for the account of a participant of DTC (“DTC Participant”).
Except as described below, and in all cases subject to the terms of the applicable Participant Agreement, all orders to create Creation Units of the Fund must be received by the Transfer Agent by the closing time of the regular trading session of the listing exchange (ordinarily 4:00 p.m., Eastern time). A “Custom Order” may be placed by an Authorized Participant in the event that the Fund accepts (or delivers, in the case of a redemption) a basket of securities and/or cash that differs from a basket of Deposit Securities and/or cash published or transacted on a Business Day. Custom Orders must be received by the Transfer Agent by 3:00 p.m. Eastern time or such earlier time as otherwise specified. The time by which an order must be submitted is referred to as the “order cutoff time.” On days when the exchange closes earlier than normal (such as the day before a holiday), the Fund require standard orders to create Creation Units to be placed by the earlier closing time and Custom Orders to create Creation Units must be received no later than one hour prior to the earlier closing time. Notwithstanding the foregoing, the Fund may, but is not required to, permit Custom Orders until 4:00 p.m., Eastern time, or until the market close (in the event an exchange closes early). The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant through the Transfer Agent’s electronic order system or by telephone or other transmission method acceptable to the Transfer Agent and approved by the Distributor pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent, Distributor or an Authorized Participant.
All investor orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (to provide for payments of cash). Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Fund will have to be placed by the investor’s broker through an Authorized Participant. In such cases, there may be additional charges to such investor. A limited number of broker-dealers are expected to execute a Participant Agreement and only a small number of such Authorized Participants are expected to have international capabilities.
Creation Units may be created in advance of the receipt by the Fund of all or a portion of the Fund Deposit. In such cases, the Authorized Participant will remain liable for the full deposit of the missing portion(s) of the Fund Deposit and will be required to post collateral with the Fund consisting of cash at least equal to a percentage of the marked-to-market value of such missing portion(s) that is specified for the Fund. The Fund may use such collateral to buy the missing portion(s) of the Fund Deposit at any time and will subject such Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the value of such collateral. The Fund will have no liability for any such shortfall. The Fund will return any unused portion of the collateral to the Authorized Participant once the entire Fund Deposit has been properly received by the Transfer Agent and deposited into the Fund.
Those persons placing orders for Creation Units should ascertain any deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component. Orders for creation that are effected outside the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”) are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process.
Orders to create Creation Units of the Fund may be placed through the Clearing Process utilizing procedures applicable for domestic securities (see “—Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process utilizing the procedures applicable to domestic securities (“Domestic Fund”) (see “—Placement of Creation Orders Outside Clearing Process—Domestic Fund”) or procedures applicable to foreign securities (“Foreign Fund”) (see “—Placement of Creation Orders Outside Clearing Process—Foreign Fund”).

Creations and Redemptions

Placement of Creation Orders Using Clearing Process
Fund Deposits created through the Clearing Process, if available, must be delivered through an Authorized Participant that has executed a Participant Agreement.
The Participant Agreement authorizes the Transfer Agent to transmit to NSCC on behalf of the Authorized Participant such trade instructions as are necessary to effect the Authorized Participant’s creation order. Pursuant to such trade instructions from the Transfer Agent to NSCC, the Authorized Participant agrees to transfer the requisite Deposit Securities (or contracts to purchase such Deposit Securities that are expected to be delivered in a “regular way” manner) and the Cash Component to the Fund by the second (2nd) Business Day, together with such additional information as may be required by the Transfer Agent and the Distributor. An order to create Creation Units of the Fund through the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the order cutoff time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. The delivery of Creation Units so created will occur no later than the second (2nd) Business Day following the day on which the creation order is deemed received by the Transfer Agent (“T+2”).

Placement of Creation Orders Outside Clearing Process — Domestic Fund
Fund Deposits must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units of the Fund need not be a broker-dealer or other participant in the Clearing Process (“Participating Party”), but such orders must state that the creation of Creation Units will be effected through a transfer of securities and/or cash. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund and the delivery of the Cash Component (if applicable) directly to the Transfer Agent through the Federal Reserve wire system, in each case no later than 11:00 a.m., Eastern time, on the next Business Day immediately following the Transmittal Date.
All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Fund, whose determination shall be final and binding. An order to create Creation Units of the Fund is deemed received by the Transfer Agent, and approved by the Distributor on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the order cutoff time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Transfer Agent does not receive both the requisite Deposit Securities and the Cash Component in a timely fashion, such order will be cancelled. Upon written notice to the Transfer Agent, such cancelled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the current NAV of the Fund. The delivery of Creation Units so created will occur no later than the second (2nd) Business Day following the day on which the creation order is deemed received by the Transfer Agent and approved by the Distributor.
Additional transaction fees may be imposed in circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See “Creation Transaction Fee” section below.)

Placement of Creation Orders Outside Clearing Process — Foreign Fund
The Transfer Agent will inform the Distributor, the Adviser and the Custodian upon receipt of a Creation Order. The Custodian will then provide such information to the appropriate subcustodian. The Custodian will cause the subcustodian of the Fund to maintain an account into which the Deposit Securities (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount) will be delivered. Deposit Securities must be delivered to an account maintained at the applicable local custodian. The Fund must also receive, on or before the Settlement Date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the creation transaction fee described below. The “Settlement Date” for the Fund is generally the second Business Day following the Transmittal Date.
Once the Distributor has accepted a creation order, the Transfer Agent will confirm the issuance of a Creation Unit of the Fund against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order. The Transfer Agent will then transmit a confirmation of acceptance of such order.
Creation Units will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian, the Distributor and the Adviser will be notified of such delivery and the Transfer Agent will issue and cause the delivery of the Creation Units.

Creations and Redemptions

Acceptance of Creation Orders
The Fund and the Distributor reserve the right to reject or revoke acceptance of a creation order transmitted to it in respect to the Fund, if, including but not limited to, the following conditions are present: (i) the order is not in proper form in accordance with the procedures set forth in the Participant Agreement; (ii) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of such Fund; (iii) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (iv) in the event that circumstances outside the control of the Fund, the Transfer Agent, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, facsimile and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, Federal Reserve, the Transfer Agent or any other participant in the creation process, and other extraordinary events. The Distributor shall notify the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. None of the Fund, the Transfer Agent, the Distributor nor the Adviser are under any duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.
All questions as to the number of shares of Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered and the amount and form of the Cash Component, as applicable, shall be determined by the Fund, and the Fund’s determination shall be final and binding.

Creation Transaction Fee
A purchase transaction fee may be imposed for the transfer and other transaction costs associated with the issuance of Creation Units of shares. An Authorized Participant submitting a creation order may be assessed a variable charge on its order up to a maximum amount as indicated in the table below. The table below sets forth the standard and variable creation transaction fees for the Fund. However, the Custodian may increase the standard creation transaction fee for administration and settlement of Custom Orders requiring additional administrative processing by the Custodian. Fixed and variable transaction fees payable in connection with creations and redemptions are collectively referred to as “Transaction Fees.”
Fund	Standard Creation Transaction Fee*	Maximum Variable Charge for Creations**
Harbor International Compounders ETF	$300 (in-kind transaction) / $100 (cash transaction)	2.00%
*
Applicable to in-kind purchases only.
**
As a percentage of the net asset value per Creation Unit purchased, inclusive of the standard creation transaction fee (if imposed).
In the case of cash creations or where the Fund permits or requires a creator to substitute cash in lieu of depositing a portion of the Deposit Securities, the creator may be assessed a variable charge as set forth above to compensate the Fund for the costs associated with purchasing the applicable securities. (See “Fund Deposit” section above.) As a result, in order to seek to replicate the in-kind creation order process, the Fund expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where the Fund makes Market Purchases, the Authorized Participant may be required to reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes (“Transaction Costs”). The Adviser may adjust the Transaction Fees to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect existing shareholders. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Fund. From time to time, all or a portion of the Fund’s Transaction Fees may be waived at the sole discretion of the Adviser, including in connection with an Authorized Participant’s investment of seed capital in the Fund or where an Authorized Participant is engaged in certain customized creation and redemption basket activity that is designed to benefit the Fund by facilitating investment in a tax efficient manner (i.e., to minimize the realization of capital gains). To the extent the Fund does not recoup the amount of Transaction Costs incurred in connection with a creation transaction, those Transaction Costs will be borne by the Fund and may negatively affect the Fund’s performance.

Creations and Redemptions

Redemption of Creation Units
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form on a Business Day. The Fund will not redeem Shares in amounts less than Creation Units (except the Fund may redeem Shares in amounts less than a Creation Unit in the event such Fund is being liquidated). Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Authorized Participants should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit. All redemptions are subject to the procedures contained in the applicable Participant Agreement.
With respect to the Fund, the Transfer Agent, through the NSCC, makes available prior to the opening of business on the listing exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity and number or amount of the Fund’s securities (“Fund Securities”) and/or an amount of cash that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. All orders are subject to acceptance by the Distributor. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.
Unless cash-only redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit will generally consist of Fund Securities – as published on the Business Day of the request for a redemption order received in proper form – plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee and variable fees described below. Notwithstanding the foregoing, the Fund reserves the right to deliver a basket of securities and/or cash that differs from a basket of Fund Securities and/or cash published or transacted on a Business Day, or to substitute an amount of cash (a “cash-in-lieu” amount) to be added to the cash component to replace any Fund Security. Where “cash-in-lieu” is used, the amount of cash paid out in such cases will be equivalent to the value of the instrument listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the difference is required to be made by an Authorized Participant.
Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and the Fund reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant, or a beneficial owner of shares for which it is acting, subject to a legal restriction with respect to a particular security included in the redemption of a Creation Unit may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming beneficial owner of shares that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act. The Authorized Participant may request the redeeming beneficial owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal by the Fund of securities it owns or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC.
If the Fund determines, based on information available to the Fund when a redemption request is submitted by an Authorized Participant, that (i) the short interest of the Fund in the marketplace is greater than or equal to 100% and (ii) the orders in the aggregate from all Authorized Participants redeeming Fund Shares on a Business Day represent 25% or more of the outstanding Shares of the Fund, such Authorized Participant will be required to verify to the Fund the accuracy of its representations that are deemed to have been made by submitting a request for redemption. If, after receiving notice of the verification requirement, the Authorized Participant does not verify the accuracy of its representations that are deemed to have been made by submitting a request for redemption in accordance with this requirement, its redemption request will be considered not to have been received in proper form.

Redemption Transaction Fee
A redemption transaction fee may be imposed to offset transfer and other transaction costs. An Authorized Participant submitting a redemption order may be assessed a variable charge on its order up to a maximum amount as indicated in the table below. The table below sets forth the standard and variable redemption transaction fees for the Fund. However, the Custodian may increase the standard redemption transaction fee for administration and settlement of Custom Orders requiring additional administrative processing by the Custodian.

Creations and Redemptions

Redemption Transaction
Fee — Continued
Fund	Redemption Transaction Fee*	Maximum Variable Charge For Redemptions**
Harbor International Compounders ETF	$300 (in-kind transaction) / $100 (cash transaction)	2.00%
*
Applicable to in-kind redemptions only.
**
As a percentage of the net asset value per Creation Unit redeemed, inclusive of the standard creation transaction fee (if imposed).
An additional variable charge for cash redemptions or partial cash redemptions (when cash redemptions are permitted or required for the Fund) may be imposed as set forth above to compensate the Fund for the costs associated with selling the applicable securities. As a result, in order to seek to replicate the in-kind redemption order process, the Fund expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Fund makes Market Sales, the Authorized Participant may be required to reimburse the Fund for Transaction Costs. The Adviser may adjust the Transaction Fees to the extent the composition of the redemption securities changes or cash-in-lieu is added to the cash component to protect ongoing shareholders. In no event will fees charged by the Fund in connection with a redemption exceed 2% of the value of each Creation Unit. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. From time to time, all or a portion of the Fund’s Transaction Fees may be waived at the sole discretion of the Adviser, including in connection with an Authorized Participant’s redemption of seed capital invested in the Fund or where an Authorized Participant is engaged in certain customized creation and redemption basket activity that is designed to benefit the Fund by facilitating investment in a tax efficient manner (i.e., to minimize the realization of capital gains). To the extent the Fund does not recoup the amount of Transaction Costs incurred in connection with a redemption from the redeeming shareholder because of the 2% cap or otherwise, those Transaction Costs will be borne by the Fund and may negatively affect the Fund’s performance.

Placement of Redemption Orders Using Clearing Process
Orders to redeem Creation Units of the Fund through the Clearing Process, if available, must be delivered through an Authorized Participant that has executed a Participant Agreement. An order to redeem Creation Units of the Fund using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the order cutoff time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units of the Fund using the Clearing Process made in proper form but received by the Transfer Agent after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date. The requisite Fund Securities (or contracts to purchase such Fund Securities which are expected to be delivered in a “regular way” manner) and the applicable cash payment will be transferred by the second (2nd) Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process—Domestic Fund
Orders to redeem Creation Units of the Fund must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units of the Fund need not be a Participating Party, but such orders must state that redemption of Creation Units of the Fund will be effected through transfer of Creation Units of the Fund directly through DTC.
An order to redeem Creation Units of the Fund is deemed received by the Transfer Agent, and accepted by the Distributor on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the order cutoff time on such Transmittal Date; (ii) such order is preceded or accompanied by the requisite number of Shares of Creation Units specified in such order, which delivery must be made through DTC to the Transfer Agent no later than 11:00 a.m., Eastern time on such Settlement Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Redemption Orders Outside Clearing Process—Foreign Fund
Arrangements satisfactory to the Fund must be in place for the Participating Party to transfer the Creation Units through DTC on or before the Settlement Date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits or requires cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.
In connection with taking delivery of Shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any Fund Securities are customarily traded, to which account such Fund Securities will be

Creations and Redemptions

Placement of Redemption
Orders Outside Clearing Process—Foreign Fund — Continued
delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, the Fund may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.
Regular Foreign Holidays
The Fund generally intends to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus two Business Days (i.e., days on which the national securities exchange is open) (“T+2”). The Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T + 2 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Fund to effect in-kind creations and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Fund from delivering securities within normal settlement periods. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Fund, in certain circumstances. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. The timing of settlement may also be affected by the proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices. Because the portfolio securities of the Fund may trade on days that the Fund’s listing exchange is closed or on days that are not Business Days for the Fund, Authorized Participants may not be able to redeem their shares of the Fund, or to purchase and sell shares of the Fund on an exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

Book Entry Only System
DTC acts as securities depositary for the Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.
DTC, a limited-purpose trust company, was created to hold securities of the DTC Participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Fund upon request and for a fee to be charged to the Fund a listing of the Shares holdings of each DTC Participant. The Fund shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Fund shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Fund shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Creations and Redemptions

Book Entry Only System —
Continued
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Fund has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to the Shares at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Fund makes other arrangements with respect thereto satisfactory to an exchange.

Tax Information

The Fund is treated as a separate taxpayer for federal income tax purposes.
The Fund has elected or intends to elect to be treated, has qualified, and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Code, which requires meeting certain requirements relating to its sources of income, diversification of its assets, and distribution of its income to shareholders. In order to qualify as a regulated investment company under Subchapter M of the Code, the Fund must, among other things, (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Code) (the “90% income test”) and (ii) diversify its holdings so that at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (2) the securities (other than securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of the 90% income test, the character of income earned by certain entities in which the Fund invests that are not treated as corporations for U.S. federal income tax purposes (i.e., partnerships (other than qualified publicly traded partnerships) or trusts) will generally pass through to the Fund. Consequently, the Fund may be required to limit its equity investments in such entities that earn fee income, rental income or other non-qualifying income.
If the Fund qualifies as a regulated investment company and distributes to its shareholders each taxable year an amount equal to or exceeding the sum of (i) 90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund generally will not be subject to U.S. federal income tax on any income of the Fund, including “net capital gain” (the excess of net long-term capital gain over net short-term capital loss), distributed to shareholders. However, if the Fund meets such distribution requirements, but chooses to retain a portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. The Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If the Fund does not qualify as a regulated investment company, it will be treated as a U.S. corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level and to a further tax at the shareholder level when such income is distributed.
The Fund will be subject to a 4% nondeductible U.S. federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements.
Certain dividends and distributions declared by the Fund as of a record date in October, November or December and paid by the Fund in January of the following year will be taxable to shareholders as if received on December 31 of the prior year. In addition, certain other distributions made after the close of a taxable year of the Fund may be “spilled back” and treated as paid by the Fund (except for the purposes of the 4% excise tax) during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made.
In general, assuming the distributing Fund has sufficient earnings and profits, dividends from investment company taxable income will be taxable either as ordinary income or, if so reported by the Fund and certain other requirements are met by the Fund and the shareholder, as “qualified dividend income,” which is taxable to individual shareholders at a maximum 15% or 20% U.S. federal income tax rate.
Dividend income distributed to individual shareholders will qualify for the maximum 15% or 20% U.S. federal income tax rate to the extent that such dividends are attributable to “qualified dividend income,” as that term is defined in Section 1(h)(11)(B) of the Code, from the Fund’s (or, if applicable, underlying fund’s) investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund (and, if applicable, underlying fund) and the shareholders. A foreign corporation generally

Tax Information

is treated as a qualified foreign corporation if it is incorporated in a possession of the U.S. or it is eligible for the benefits of certain income tax treaties with the U.S. A foreign corporation that does not meet such requirements will be treated as qualifying with respect to dividends paid by it if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the U.S. Dividends from passive foreign investment companies do not qualify for the maximum 15% or 20% U.S. federal income tax rate.
A dividend that is attributable to qualified dividend income of the Fund that is paid by the Fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (1) the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121 day-period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.
Distributions from net capital gain, if any, that are reported as capital gain dividends are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the Fund. Capital gain dividends distributed by the Fund to individual shareholders generally will qualify for the maximum 15% or 20% U.S. federal income tax rate on long-term capital gains, subject to limited exceptions. A shareholder should also be aware that the benefits of the favorable tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.
Distributions by the Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. For U.S. federal income tax purposes, all dividends and distributions are taxable whether a shareholder receives them in cash or reinvests them in additional shares of the distributing Fund. The U.S. federal income tax status of all distributions will be reported to shareholders annually.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
 As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of such Fund and if, pursuant to section 351 of the Code, that Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.
Distributions from net investment income of the Fund may qualify in part for a dividends-received deduction for shareholders that are corporations. The dividends-received deduction is reduced to the extent that shares of the payor of the dividend or the Fund are treated as debt-financed under the Code and is eliminated if such shares are deemed to have been held for less than a minimum period, generally 46 days, extending before and after each dividend. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced for federal income tax purposes by reason of “extraordinary dividends” received with respect to the shares. To the extent such basis would be reduced below zero, current recognition of income may be required.
If the Fund acquires an equity interest in a passive foreign investment company (PFIC), it could become liable for U.S. federal income tax and additional interest charges upon the receipt of certain distributions from, or the disposition of its investment in, the PFIC, even if all such income or gain is timely distributed to its shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Because any credit or deduction for this tax could not be passed through to the Fund’s shareholders, the tax would in effect reduce the Fund’s economic return from its PFIC investment. Elections may generally be available to the Fund that would lessen the effect of these adverse tax consequences. However, such elections could also require the Fund to recognize income (which would have to be distributed to the Fund’s shareholders to avoid a tax on the Fund) without any distribution from the PFIC of cash corresponding to such income and could result in the treatment of capital gains as ordinary income.

Tax Information

The federal income tax rules applicable to certain investments or transactions within the Fund are unclear in certain respects, and the Fund will be required to account for these investments or transactions under tax rules in a manner that, under certain circumstances, may affect the amount, timing or character of its distributions to shareholders. The Fund will monitor these investments or transactions to seek to ensure that it continues to comply with the tax requirements necessary to maintain its status as a regulated investment company.
Due to certain adverse tax consequences, the Fund does not intend, absent a change in applicable law, to acquire residual interests in REMICs. If the Fund invests in certain REITs or in REMIC residual interests, a portion of the Fund’s income may be classified as “excess inclusion income.” A shareholder that is otherwise not subject to tax may be taxable on their share of any such excess inclusion income as “unrelated business taxable income.” In addition, tax may be imposed on the Fund on the portion of any excess inclusion income allocable to any shareholders that are classified as disqualified organizations.
The Fund’s transactions involving options, futures contracts, forward contracts, swaps, and short sales, including such transactions that may be treated as constructive sales of appreciated positions in the Fund’s portfolio and transactions that involve foreign exchange gain or loss, will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of securities, convert capital gain or loss into ordinary income or loss or affect the treatment as short-term or long-term of certain capital gains and losses. These rules could therefore affect the amount, timing and character of distributions to shareholders and result in the recognition of income or gain without a corresponding receipt of cash. The Fund may, therefore, need to obtain cash from other sources in order to satisfy the applicable tax distribution requirements.
Shareholders subject to the information reporting requirements of the Code, including most non-corporate shareholders, must provide their social security or other taxpayer identification numbers and certain required certifications. Backup withholding may be required at a rate of up to 24% of reportable payments, including dividends and capital gains distributions, if correct numbers and certifications are not provided or if a shareholder is notified by the Internal Revenue Service (“IRS”) that they are subject to backup withholding for failure to report all taxable interest or dividend payments.
Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% (or lower applicable treaty) on amounts treated as ordinary dividends from the Fund (other than certain dividends derived from short-term capital gains and qualified U.S. source interest income of the Fund, provided that the Fund chooses to make a specific report relating to such dividends). However, depending on the circumstances, the Fund may report all, some or none of its potentially eligible dividends as eligible for this exemption, and a portion of the Fund’s distributions (i.e. interest and dividends from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. The 15% or 20% maximum rate applicable to qualified dividend income is applicable only to investors that are U.S. persons. If an effective IRS Form W-8BEN or IRS Form W-8BEN-E, as applicable, is provided, a non-U.S. person may qualify for a lower treaty rate on amounts treated as ordinary dividends from the Fund. Further, unless an effective IRS Form W-8BEN, IRS Form W-8BEN-E or other authorized withholding certificate is on file, backup withholding is withheld on certain other payments from the Fund. The Fund does not expect to be a “U.S. real property holding corporation” as defined in Section 897(c)(2) of the Code and, therefore, does not expect to be subject to look-through rules for gains from the sale or exchange of U.S. real property interests. If the Fund were a U.S. real property holding corporation, certain distributions by the Fund to non-U.S. shareholders would be subject to U.S. federal withholding tax at a rate of up to 21% and non-U.S. shareholders owning more than 5% of the Fund within one year of certain distribution would be required to file a U.S. federal income tax return to report such gains. Also, non-U.S. shareholders may be subject to U.S. estate tax with respect to their Fund shares. Shareholders should consult their own tax advisers on these matters.
U.S. tax withholding (at a 30% rate or lower applicable treaty rate) is required on payments of dividends made to certain non-U.S. entities that fail to comply with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable a determination of whether withholding is required.
For taxable years before 2026, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary REIT dividends and income derived from MLP investments. Final regulations permit the Fund to pass through to non-corporate shareholders the character of ordinary REIT dividends so as to allow such shareholders to claim this deduction. There currently is no mechanism for the Fund that invests in MLPs to similarly pass through to non-corporate shareholders the character of income derived from MLP investments. The likelihood and timing of any legislation or other guidance that would enable the Fund to pass through to non-corporate shareholders the ability to claim this deduction with respect to income derived from MLP investments is uncertain.

Tax Information

Certain distributions reported by the Fund as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Code Section 163(j). Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.
In general, provided that the Fund qualifies as a regulated investment company under the Code, such Fund will be exempt from Delaware corporation income tax.
At the time of an investor’s purchase of the Fund’s shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares and the distributions economically represent a return of a portion of the investment.
Sales are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in the Fund’s shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if Fund shares are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted basis in the shares sold. Any loss realized by a shareholder upon the sale or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. All or a portion of any loss realized on a sale or other disposition of shares may be disallowed under tax rules relating to wash sales to the extent of other investments in such Fund (including pursuant to the reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares.
Under Treasury regulations, if a shareholder recognizes a loss with respect to fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
The Fund may be subject to foreign withholding or other foreign taxes on its income from foreign securities (possibly including, in some cases, capital gains) which would, if imposed, reduce the yield on or return from those investments. The Fund may be eligible to elect to pass certain of such taxes as related foreign tax credits or deductions through to shareholders and if eligible may or may not choose to make such election. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) its pro rata share of the foreign taxes paid by the applicable Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. The availability of such credits or deductions is subject to certain requirements, restrictions and limitations under the Code. For taxable years beginning before 2026, miscellaneous itemized deductions generally are not deductible. Other funds may also be subject to foreign taxes with respect to their foreign investments. Such funds may make this election, provided that at least 50% of the Fund’s total assets are invested in other regulated investment companies at the end of each quarter of the tax year. Certain foreign exchange gains and losses realized by the Fund may be treated as ordinary income and losses.
The foregoing discussion relates solely to U.S. federal income tax law for shareholders who are U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) and who are subject to tax under such law. Except as otherwise provided, this discussion does not address special tax rules that may be applicable to certain classes of investors, such as tax-exempt or tax-deferred plans, accounts or entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the sale of shares of the Fund may also be subject to state, local or foreign taxes. In some states, a state and/or local tax exemption may

Tax Information

be available to the extent distributions of the Fund are attributable to the interest it receives on (or in the case of intangible property taxes, the value of its assets is attributable to) direct obligations of the U.S. government, provided that in some states certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. A Fund will not seek to satisfy any threshold or reporting requirement that may apply in particular taxing jurisdictions. Shareholders should consult their own tax advisers as to the federal, state, local or foreign tax consequences of ownership of shares of the Fund in their particular circumstances.
Changes in applicable tax authority could materially affect the conclusions discussed above and could adversely affect the Fund, and such changes often occur.

Organization and Capitalization

General
Harbor ETF Trust is an open-end investment company established as a Delaware statutory trust on April 13, 2021. Each share represents an equal proportionate interest in the Fund to which it relates with each other share in that Fund. Shares entitle their holders to one vote per share or one vote per dollar of NAV, as determined by the Trustees with respect to a matter submitted to Shareholders. Shares have noncumulative voting rights, do not have preemptive or subscription rights and are transferable. Pursuant to the Investment Company Act, shareholders of the Fund are required to approve the adoption of any investment advisory agreement relating to the Fund and of any changes in fundamental investment restrictions or policies of the Fund. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new or amended subadvisory agreement for subadvisers unaffiliated with the Adviser. Shares of the Fund will be voted with respect to that Fund only, except for the election of Trustees and the ratification of independent accountants. The Trustees are empowered, without shareholder approval, by the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) and By-Laws to create additional series of shares and to classify and reclassify any new or existing series of shares into one or more classes. In addition, the Board of Trustees may determine to close, merge, liquidate or reorganize the Fund at any time in accordance with the Declaration of Trust and governing law.
Unless otherwise required by the Investment Company Act or the Declaration of Trust, Harbor has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares, and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.
The prospectus and this Statement of Additional Information do not purport to create any contractual obligations between Harbor ETF Trust or any Fund and its shareholders. Rather, shareholders’ rights under the prospectuses and Statement of Additional Information are based on federal and, as applicable, state securities laws. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with the Adviser and other service providers.

Shareholder and Trustee Liability
Harbor ETF Trust is organized as a Delaware statutory trust, and, under Delaware law, the shareholders of such a trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that no Fund will be liable for the debts or obligations of any other Fund. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that a Delaware statutory trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware statutory trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Adviser. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Adviser or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that the Adviser shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Adviser and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.
The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Custodian AND TRANSFER AGENT

State Street Bank and Trust Company
State Street Bank and Trust Company (“State Street”) has been retained to act as custodian of the Fund’s assets and, in that capacity, maintains certain financial and accounting records of the Fund. State Street has also been retained as the Fund’s transfer agent and dividend disbursing agent. State Street’s mailing address is State Street Financial Center, 1 Lincoln Street, Boston, MA 02111-2900.

Independent Registered Public Accounting Firm and Financial Statements

Ernst & Young LLP
Ernst & Young LLP, 155 North Wacker Drive, Chicago, IL 60606, serves as the Fund’s independent registered public accounting firm, providing audit and tax services. No audited financial statements exist for the Fund, which had not commenced operations as of the date of this Statement of Additional Information.

Appendix a – Proxy Voting

C WorldWide Asset Management Fondsmaeglerselskab A/S
Engagement and Proxy Voting Policy of the C WorldWide Group
This engagement and proxy voting policy applies to the affiliates of the C WorldWide Group listed in Annex A.
This policy applies to the group’s investments in listed companies on behalf of clients and investors in funds managed by the group. This policy applies to proxy voting where C WorldWide Asset Management Fondsmaeglerselskab A/S (“C WorldWide”) is authorized to exercise voting rights on behalf of clients or investors.
This policy complies with article 3g of Directive (EU) 2017/828 as regards to the encouragement of long-term shareholder engagement.
Fiduciary Responsibilities
C WorldWide has a fiduciary responsibility to its clients and investors to act in their best interests. C WorldWide generally believes that it is in the best interest of its clients and investors to invest in companies that are committed to generating long-term sustainable returns for its shareholders and where C WorldWide can further enhance this long-term value creation through shareholder engagement.
As active long-term investors, shareholder engagement is an integral part of C WorldWide’s investment process. It is anchored directly with its portfolio management teams and is fully integrated in its investment processes including research, stock selection and portfolio construction as well as risk management. This is consistent with its fiduciary duty to consider all relevant information and material risks in investment analysis and the portfolio decision-making process.
Shareholder Engagement
Monitoring
C WorldWide is committed to encouraging sustainable business behavior in the investee companies and monitor investee companies on relevant matters, including strategy, financial and non-financial performance and risk, capital structure and environmental and social impact and corporate governance (“ESG”).
Engagement
Engagement with investee companies is anchored with and implemented by the portfolio management teams directly and is fully integrated in its overall investment process. This approach is core to C WorldWide’s stewardship responsibilities since it firmly believes it enhances the quality of engagement and ensures that the right factors are carefully considered.
Because of this direct portfolio manager commitment, engagement efforts do not begin or end with the purchase of a company’s stock. C WorldWide’s engagement with investee companies is continuous, meaning that its approach and corporate dialogue is longer-term, supported by ongoing monitoring.
The decision to engage an investee company in relation to a specific matter and the method of engagement is made based on a proportionality consideration of a number of factors, including the size of the shareholding in the investee company, the importance of the matter, the reliability of the data, the possibility of effecting the behavior of the investee company and the resources required to conduct the engagement.
C WorldWide engages with the management of investee companies either directly through meetings or collectively with other investors through a third-party engagement service provider with global coverage. This approach gives C WorldWide access to highly qualified specialists with a strong knowledge and a network that can be leveraged in the ongoing engagement with the investee companies on key issues, including ESG issues such as human rights, labor rights and environmental issues. In special cases, C WorldWide will also communicate or cooperate with other stakeholders in the investee companies.
Proxy Voting
C WorldWide monitors all general meetings of the investee companies and exercises voting rights in investee companies. In general, C WorldWide will vote in favor of proposals which C WorldWide believes will benefit long-term sustainable returns to shareholders. Alternatively, C WorldWide will vote against proposals that in its opinion will reduce long-term shareholder value.
C WorldWide votes are generally aligned across the various strategies it manages. In case of discrepancies between the views of two or more portfolio management teams on how to vote on a proposal, the issue will be discussed, and a final unanimous voting decision will be agreed by the relevant portfolio management teams. If the investors in the relevant strategies have different interests in the proposal the voting decisions shall be made by each portfolio management team in the best interest of the investors of the strategy managed by such portfolio management team.

Appendix a – Proxy Voting

C WorldWide Asset
Management Fondsmaeglerselskab A/S — Continued
In order to improve the quality and the breadth of C WorldWide’s voting decisions, it has partnered with a leading proxy voting service provider with global coverage. In practice this means that C WorldWide receives notice of all ballots in the investee companies, as well as research and vote recommendations reflecting its voting policy directions from the proxy voting service provider. C WorldWide utilizes proxy voting to emphasize the topics discussed with the investee companies in its ongoing engagement with them and to vote on key issues important to the governance of the investee companies.
C WorldWide’s proxy voting procedures incorporates the recommendations received from the proxy voting service provider, and it will as a general rule vote in line with these recommendations. However, the portfolio managers may occasionally disagree with the voting recommendations if they are not aligned with the portfolio managers’ in-depth knowledge of an investee company and its management.
In addition to input from C WorldWide’s proxy voting provider, its voting decisions incorporate its own company analysis and research, external sell-side research and analytical input from its external engagement research service provider.
In addition to exercising voting rights, C WorldWide exercises other rights attached to shares in investee companies in the best interest of its clients and investors.
Conflicts of Interests
Conflicts of interest may potentially occur in relation to C WorldWide’s investments in investee companies owned or managed by its stakeholders (shareholders, members of management, etc.). In order to manage such potential conflicts, there is no involvement of such stakeholders in its investment processes, and it does not invest in IPOs initiated by its shareholders.
If investors in two or more strategies have different interests in a proposal in an investee company the voting decisions shall be made by each portfolio management team in the best interest of the investors of the strategy managed by such portfolio management team.
Public Disclosure
C WorldWide will on an annual basis, publicly disclose on its website how its engagement and proxy voting policy has been implemented, including a general description of voting behavior, an explanation of the most significant votes and the use of the services of proxy advisors. The annual disclosure shall include information on how it has cast votes in the general meetings of investee companies. Such disclosure may exclude votes that are insignificant due to the subject matter of the vote or the size of the holding in the investee company.
Review of Policy
This policy is reviewed at a minimum on an annual basis.
Annex A
● C WorldWide Asset Management Fondsmaeglerselskab A/S
● C WorldWide Fund Management S.A.
Engagement and Proxy Voting Policy of the C WorldWide Group
Addendum for U.S. clients of C WorldWide Asset Management Fondsmaeglerselskab A/S
This addendum to the Engagement and Proxy Voting Policy of the C WorldWide Group applies to U.S. clients of C WorldWide Asset Management Fondsmaeglerselskab A/S. The addendum complies with Rule 206(4)-6 under the U.S. Investment Advisers Act of 1940 and relevant SEC and SEC Staff Guidance.
Fiduciary Responsibilities
Consistent with C WorldWide’s fiduciary duty, it has written policies and procedures for proxy voting, agree voting parameters with clients, identify and disclose conflicts of interest in the proxy voting process and have clear means to address (mitigate) these, consider all relevant information and material risks in investment analysis and the proxy decision-making and voting process, monitor activities and review these activities not less than annually to ensure that they are adequate and effective.
Shareholder Engagement
C WorldWide documents its engagements with investee companies to ensure that it complies fully with applicable laws, rules and regulations.
Proxy Voting

Appendix a – Proxy Voting

C WorldWide Asset
Management Fondsmaeglerselskab A/S — Continued
C WorldWide votes are fully aligned within each of the strategies it manages. Before an agreement is reached with a client, C WorldWide will ensure that it has a reasonable understanding of the client’s objectives, that such objectives are documented and that the voting parameters set out in the Engagement and Proxy Voting Policy are in accordance with such objectives and have been agreed to by the client. If a client gives C WorldWide specific instructions on a proxy, it will follow them.
C WorldWide exercises voting rights in accordance with agreed parameters. In general, and in a manner to discharge its fiduciary duties and avoid or address properly conflicts of interest, C WorldWide will vote in favor of proposals which it believes will benefit long-term sustainable returns to shareholders. Alternatively, C WorldWide will vote against proposals that in its opinion will reduce long-term shareholder value.
Information on how C WorldWide voted with respect to the securities of a client will be made available to such client by request.
Conflicts of Interest
C WorldWide discloses conflicts of interests that cannot be avoided and entail a risk to a client or investor and the steps taken to mitigate those risks.
Monitoring and Review of Policy
C WorldWide monitors proxy activity to ensure that these policies and procedures are being followed.
This addendum is reviewed at a minimum on an annual basis.

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

111 South Wacker Drive, 34th Floor
Chicago, Illinois 60606-4302
800-422-1050
harborcapital.com
ETF.SAI.OSEA.0822

HARBOR ETF TRUST
PART C. OTHER INFORMATION
Item 28.	Exhibits
a.	(1)	Amended and Restated Agreement and Declaration of Trust dated January 26, 2022, filed with Post-Effective Amendment No. 10 on February 22, 2022
	(2)	Certificate of Trust of Registrant dated April 13, 2021 – filed with Pre-Effective Amendment No. 2 on September 10, 2021
	(3)	Schedule A to Amended and Restated Agreement and Declaration of Trust dated July 13, 2022 – filed with Post-Effective Amendment No. 17 on July 15, 2022
b.		By-Laws dated April 13, 2021, filed with initial Registration Statement on May 6, 2021
c.
Article VI of the Amended and Restated Agreement and Declaration of Trust dated January 26, 2022, filed with Post-Effective Amendment No. 5 on January 31, 2022, and Article III of the By-Laws dated April 13,
2021, filed with Pre-Effective Amendment No. 1 on July 8, 2021

d.	(1)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor
Scientific Alpha High-Yield ETF, Harbor Scientific Alpha Income ETF – dated September 16, 2021, filed with Pre-Effective Amendment No. 1 on July 8, 2021

	(2)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor
Disruptive Innovation ETF – dated December 1, 2021 – filed with Pre-Effective Amendment No. 2 on
September 10, 2021

	(3)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and BlueCove Limited –
Harbor Scientific Alpha High-Yield ETF, Harbor Scientific Alpha Income ETF – filed with Pre-Effective
Amendment No. 2 on September 10, 2021

	(4)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and 4BIO Partners, LLP – Harbor Disruptive Innovation ETF – dated December 1, 2021 – filed with
Pre-Effective Amendment No. 2 on September 10, 2021

	(5)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and NZS Capital, LLC – Harbor Disruptive Innovation ETF – dated December 1, 2021 – filed with
Pre-Effective Amendment No. 2 on September 10, 2021

	(6)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and Sands Capital Management, LLC – Harbor Disruptive Innovation ETF – dated December 1, 2021
– filed with Pre-Effective Amendment No. 2 on September 10, 2021

	(7)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and Tekne Capital Management, LLC – Harbor Disruptive Innovation ETF – dated December 1, 2021
– filed with Pre-Effective Amendment No. 2 on September 10, 2021

	(8)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and Westfield Capital Management Company, L.P. – Harbor Disruptive Innovation ETF – dated
December 1, 2021 – filed with Pre-Effective Amendment No. 2 on September 10, 2021

	(9)
Contractual Expense Limitation between the Registrant on behalf of Harbor Disruptive Innovation ETF and
Harbor Capital Advisors, Inc., dated December 1, 2021 – filed with Pre-Effective Amendment No. 2 on
September 10, 2021

	(10)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor
Long-Term Growers ETF – dated February 2, 2022 – filed with Post-Effective Amendment No. 6 on
January 31, 2022

	(11)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Jennison Associates LLC
– Harbor Long-Term Growers ETF – dated February 2, 2022 – filed with N-14 Registration Statement on
March 11, 2022

	(12)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor
All-Weather Inflation Focus ETF – dated February 9, 2022 – filed with Post-Effective Amendment No. 8 on February 8, 2022

	(13)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Quantix Commodities
LP – Harbor All-Weather Inflation Focus ETF – dated February 9, 2022 – filed with Post-Effective
Amendment No. 8 on February 8, 2022

	(14)
Investment Advisory Agreement between the Subsidiary and Harbor Capital Advisors, Inc. – Harbor
Cayman Inflation Focus Ltd – dated February 9, 2022 – filed with Post-Effective Amendment No. 8 on
February 8, 2022

(15)
Subadvisory Agreement between the Subsidiary, Harbor Capital Advisors, Inc. and Quantix Commodities
LP – Harbor Cayman Inflation Focus Ltd. – dated February 9, 2022 – filed with Post-Effective Amendment
No. 8 on February 8, 2022

(16)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor
Corporate Culture Leaders ETF – dated February 23, 2022 – filed with Post-Effective Amendment No. 10 on February 22, 2022

(17)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor
Dividend Growth Leaders ETF – dated May 23, 2022 – filed with Post-Effective Amendment No. 13 on
April 13, 2022

(18)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Westfield Capital
Management Company, L.P. – Harbor Dividend Growth Leaders ETF – dated May 23, 2022 – filed with
Post-Effective Amendment No. 13 on April 13, 2022

	(19)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Energy Transition Strategy ETF – filed with Post-Effective Amendment No. 16 on June 10, 2022
	(20)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Quantix Commodities LP – Harbor Energy Transition ETF – filed with Post-Effective Amendment No. 16 on June 10, 2022
	(21)	Investment Advisory Agreement between the Subsidiary and Harbor Capital Advisors, Inc. – Harbor Cayman Energy Transition Ltd. – filed with Post-Effective Amendment No. 16 on June 10, 2022
(22)
Subadvisory Agreement between the Subsidiary, Harbor Capital Advisors, Inc. and Quantix Commodities
LP – Harbor Cayman Energy Transition Ltd. – filed with Post-Effective Amendment No. 16 on June 10,
2022

	(23)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor International Compounders ETF – filed herewith
	(24)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and C WorldWide Asset Management Fondsmaeglerselskab A/S – Harbor International Compounders ETF – filed herewith
(25)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor
Corporate Culture ETF – dated February 23, 2022 – filed with Post-Effective Amendment No. 17 on
July 15, 2022

e.	(1)	Distribution Agreement between Registrant and Foreside Fund Services, LLC, filed with Pre-Effective Amendment No. 1 on July 8, 2021
	(2)	Distribution Agreement Novation between Registrant and Foreside Fund Services, LLC – filed with Pre-Effective Amendment No. 2 on September 10, 2021
	(3)	Amended Schedule to Distribution Agreement between Registrant and Foreside Fund Services, LLC – dated September 7, 2022 – filed herewith
f.		None
g.	(1)	Custodian Agreement between the Registrant and State Street Bank and Trust Company – filed with Pre-Effective Amendment No. 2 on September 10, 2021
	(2)	Amended Appendix A to Custodian Agreement between the Registrant and State Street Bank and Trust Company – dated September 7, 2022 – filed herewith
h.	(1)	Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company – filed with Pre-Effective Amendment No. 2 on September 10, 2021
	(2)	Amended Schedule to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company – dated September 7, 2022 – filed herewith
	(3)	Form of Authorized Participant Agreement – filed with Pre-Effective Amendment No. 2 on September 10, 2021
	(4)	Sublicense Agreement between Harbor Capital Advisors, Inc. and Harbor ETF Trust – filed with Post-Effective Amendment No. 10 on February 22, 2022
i.		Legal Opinion of General Counsel – filed herewith
j.		Not applicable
k.		None
l.		Subscription Letter Related to Initial Capital provided by Harbor Capital Advisors, Inc. – filed with Pre-Effective Amendment No. 2 on September 10, 2021
m.		Distribution Plan adopted May 17, 2021, filed with Pre-Effective Amendment No. 1 on July 8, 2021
n.		Not applicable
o.		Powers of Attorney dated August 9, 2022 - filed herewith
p.	(1)	Harbor Capital Advisors, Inc. Code of Ethics and Standards of Conduct dated September 1, 2021, filed Post-Effective Amendment No. 11 on February. 23, 2022
	(2)	Harbor ETF Trust Code of Ethics and Standards of Conduct dated September 1, 2021 – filed with Pre-Effective Amendment No. 2 on September 10, 2021

(3)	BlueCove Limited Code of Ethics dated October 27, 2021 – filed with Post-Effect Amendment No. 11 on February 23, 2022
(4)	4BIO Partners LLP Code of Ethics – filed with Pre-Effective Amendment No. 2 on September 10, 2021
(5)	Jennison Associates LLC Code of Ethics – filed with Post-Effective Amendment No. 6 on January 31, 2022
(5)	NZS Capital, LLC Code of Ethics – filed with Pre-Effective Amendment No. 2 on September 10, 2021
(6)	Quantix Commodities LP Code of Ethics – filed with Post-Effective Amendment No. 8 on February 8, 2022
(7)	Sands Capital Management, LLC Code of Ethics – filed with Pre-Effective Amendment No. 2 on September 10, 2021
(8)	Tekne Capital Management, LLC Code of Ethics – filed with Pre-Effective Amendment No. 2 on September 10, 2021
(9)	Westfield Capital Management Company, L.P. Code of Ethics – filed with Post-Effect Amendment No. 11 on February 23, 2022
(10)	C WorldWide Asset Management Fondsmaeglerselskab A/S Code of Ethics – filed herewith

Item 29. Persons Controlled by or Under Common Control with Registrant
None
Item 30. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 31. Business or Other Connections of Investment Adviser
The business of Harbor Capital Advisors, Inc. is summarized under “The Adviser” section in the Prospectuses constituting Part A of this Registration Statement, which summaries are incorporated herein by reference.
The business or other connections of each director and officer of Harbor Capital Advisors, Inc. is currently listed in the investment adviser registration on Form ADV for Harbor Capital Advisors, Inc. (File No. 801-60367), and is hereby incorporated herein by reference thereto.
For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Subadviser, reference is made to the Form ADV, as amended, filed under the Investment Advisers Act of 1940, which is incorporated herein by reference. The file number for the Subadviser is listed below.
File Number	Subadviser
801-121342	4BIO Partners LLP
801-121056	BlueCove Limited
801-5608	Jennison Associates LLC
801-119089	NZS Capital, LLC
801-123068	Quantix Commodities LP
801-64820	Sands Capital Management, LLC
801-76834	Tekne Capital Management, LLC
801-69413	Westfield Capital Management Company, L.P.
028-16306	C WorldWide Asset Management Fondsmaeglerselskab A/S
Item 32. Principal Underwriter
1.
Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
1.
ABS Long/Short Strategies Fund
2.
Absolute Shares Trust
3.
Adaptive Core ETF, Series of Collaborative Investment Series Trust
4.
AdvisorShares Trust
5.
AFA Multi-Manager Credit Fund
6.
AGF Investments Trust
7.
AIM ETF Products Trust

8.
Alexis Practical Tactical ETF, Series of Listed Funds Trust
9.
Alpha Intelligent – Large Cap Growth ETF, Series of Listed Funds Trust
10.
Alpha Intelligent – Large Cap Value ETF, Series of Listed Funds Trust
11.
AlphaCentric Prime Meridian Income Fund
12.
American Century ETF Trust
13.
American Customer Satisfaction ETF, Series of ETF Series Solutions
14.
Amplify ETF Trust
15.
Applied Finance Core Fund, Series of World Funds Trust
16.
Applied Finance Explorer Fund, Series of World Funds Trust
17.
Applied Finance Select Fund, Series of World Funds Trust
18.
ARK ETF Trust
19.
ASYMmetric ETFs Trust
20.
Bluestone Community Development Fund
21.
BondBloxx ETF Trust
22.
Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
23.
Bridgeway Funds, Inc.
24.
Brinker Capital Destinations Trust
25.
Brookfield Real Assets Income Fund Inc.
26.
Build Funds Trust
27.
Calamos Convertible and High Income Fund
28.
Calamos Convertible Opportunities and Income Fund
29.
Calamos Dynamic Convertible and Income Fund
30.
Calamos Global Dynamic Income Fund
31.
Calamos Global Total Return Fund
32.
Calamos Strategic Total Return Fund
33.
Carlyle Tactical Private Credit Fund
34.
Cboe Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
35.
Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
36.
Cboe Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
37.
Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust
38.
Cboe Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
39.
Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust
40.
Center Coast Brookfield MLP & Energy Infrastructure Fund
41.
Changebridge Capital Long/Short ETF, Series of Listed Funds Trust

42.
Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust
43.
Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
44.
Clifford Capital International Value Fund, Series of World Funds Trust
45.
Clifford Capital Partners Fund, Series of World Funds Trust
46.
Cliffwater Corporate Lending Fund
47.
Cliffwater Enhanced Lending Fund
48.
Cohen & Steers Infrastructure Fund, Inc.
49.
Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
50.
CornerCap Group of Funds
51.
CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
52.
Curasset Capital Management Core Bond Fund, Series of World Funds Trust
53.
Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
54.
Davis Fundamental ETF Trust
55.
Defiance Digital Revolution ETF, Series of ETF Series Solutions
56.
Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
57.
Defiance Nasdaq Junior Biotechnology ETF, Series of ETF Series Solutions
58.
Defiance Next Gen Altered Experience ETF, Series of ETF Series Solutions
59.
Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
60.
Defiance Next Gen H2 ETF, Series of ETF Series Solutions
61.
Defiance Next Gen SPAC Derived ETF, Series of ETF Series Solutions
62.
Defiance Quantum ETF, Series of ETF Series Solutions
63.
Direxion Shares ETF Trust
64.
Dividend Performers ETF, Series of Listed Funds Trust
65.
Dodge & Cox Funds
66.
DoubleLine ETF Trust
67.
DoubleLine Opportunistic Credit Fund
68.
DoubleLine Yield Opportunities Fund
69.
Eaton Vance NextShares Trust
70.
Eaton Vance NextShares Trust II
71.
EIP Investment Trust
72.
Ellington Income Opportunities Fund
73.
Esoterica Thematic ETF Trust
74.
ETF Opportunities Trust
75.
Evanston Alternative Opportunities Fund

76.
Exchange Listed Funds Trust
77.
Fiera Capital Series Trust
78.
FlexShares Trust
79.
FOMO ETF, Series of Collaborative Investment Series Trust
80.
Forum Funds
81.
Forum Funds II
82.
Friess Brandywine Blue Fund, Series of Managed Portfolio Series
83.
Friess Brandywine Fund, Series of Managed Portfolio Series
84.
Friess Small Cap Growth Fund, Series of Managed Portfolio Series
85.
Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
86.
Grayscale Future of Finance ETF, Series of ETF Series Solutions
87.
Grizzle Growth ETF, Series of Listed Funds Trust
88.
Guinness Atkinson Funds
89.
Harbor ETF Trust
90.
Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
91.
IDX Funds
92.
Infusive US Trust
93.
Innovator ETFs Trust
94.
Ironwood Institutional Multi-Strategy Fund LLC
95.
Ironwood Multi-Strategy Fund LLC
96.
John Hancock Exchange-Traded Fund Trust
97.
Kelly Strategic ETF Trust
98.
LifeGoal Conservative Wealth Builder ETF, Series of Northern Lights Fund Trust II
99.
LifeGoal Home Down Payment ETF, Series of Northern Lights Fund Trust II
100.
LifeGoal Wealth Builder ETF, Series of Northern Lights Fund Trust II
101.
Mairs & Power Balanced Fund, Series of Trust for Professional Managers
102.
Mairs & Power Growth Fund, Series of Trust for Professional Managers
103.
Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
104.
Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
105.
Manor Investment Funds
106.
Merk Stagflation ETF, Series of Listed Funds Trust
107.
Milliman Variable Insurance Trust
108.
Mindful Conservative ETF, Series of Collaborative Investment Series Trust
109.
Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

110.
Mohr Growth ETF, Series of Collaborative Investment Series Trust
111.
Morgan Creek - Exos Active SPAC Arbitrage ETF, Series of Listed Funds Trust
112.
Morgan Creek - Exos SPAC Originated ETF, Series of Listed Funds Trust
113.
Morningstar Funds Trust
114.
OSI ETF Trust
115.
OTG Latin American Fund, Series of World Funds Trust
116.
Overlay Shares Core Bond ETF, Series of Listed Funds Trust
117.
Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
118.
Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
119.
Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
120.
Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
121.
Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
122.
Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
123.
Palmer Square Opportunistic Income Fund
124.
Partners Group Private Income Opportunities, LLC
125.
PENN Capital Funds Trust
126.
Performance Trust Mutual Funds, Series of Trust for Professional Managers
127.
Perkins Discovery Fund, Series of World Funds Trust
128.
Philotimo Focused Growth and Income Fund, Series of World Funds Trust
129.
Plan Investment Fund, Inc.
130.
PMC Funds, Series of Trust for Professional Managers
131.
Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
132.
Preferred-Plus ETF, Series of Listed Funds Trust
133.
Putnam ETF Trust
134.
Quaker Investment Trust
135.
Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
136.
Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust
137.
Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
138.
Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
139.
REMS Real Estate Value-Opportunity Fund, Series of World Funds Trust
140.
Renaissance Capital Greenwich Funds
141.
Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust
142.
Reverse Cap Weighted U.S. Large Cap ETF, Series of ETF Series Solutions
143.
Reynolds Funds, Inc.

144.
RiverNorth Patriot ETF, Series of Listed Funds Trust (f/k/a RiverNorth Volition America Patriot ETF)
145.
RMB Investors Trust
146.
Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
147.
Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
148.
Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
149.
Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
150.
Roundhill Cannabis ETF, Series of Listed Funds Trust
151.
Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust
152.
Roundhill MEME ETF, Series of Listed Funds Trust
153.
Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
154.
Rule One Fund, Series of World Funds Trust
155.
Salient MF Trust
156.
Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust
157.
Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust
158.
Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
159.
SHP ETF Trust
160.
Six Circles Trust
161.
Sound Shore Fund, Inc.
162.
Sparrow Funds
163.
Spear Alpha ETF, Series of Listed Funds Trust
164.
STF Tactical Growth & Income ETF, Series of Listed Funds Trust
165.
STF Tactical Growth ETF, Series of Listed Funds Trust
166.
Strategy Shares
167.
Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
168.
Syntax ETF Trust
169.
Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust
170.
The B.A.D. ETF, Series of Listed Funds Trust
171.
The Chartwell Funds
172.
The Community Development Fund
173.
The De-SPAC ETF, Series of Collaborative Investment Series Trust
174.
The Finite Solar Finance Fund
175.
The NextGen Trend and Defend ETF, Series of Collaborative Investment Series Trust
176.
The Private Shares Fund (f/k/a SharesPost 100 Fund)
177.
The Short De-SPAC ETF, Series of Collaborative Investment Series Trust

178.
The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
179.
Third Avenue Trust
180.
Third Avenue Variable Series Trust
181.
Tidal ETF Trust
182.
TIFF Investment Program
183.
Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
184.
Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
185.
Timothy Plan International ETF, Series of The Timothy Plan
186.
Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
187.
Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
188.
Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
189.
Total Fund Solution
190.
TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
191.
TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
192.
TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
193.
TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
194.
TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
195.
TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
196.
TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
197.
TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
198.
TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
199.
TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
200.
TrueShares Structured Outcome (May) ETF, Listed Funds Trust
201.
TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
202.
TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
203.
TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
204.
TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
205.
Tuttle Capital Short Innovation ETF, Series of Collaborative Investment Series Trust
206.
U.S. Global Investors Funds
207.
Union Street Partners Value Fund, Series of World Funds Trust
208.
Variant Alternative Income Fund
209.
Variant Impact Fund
210.
VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
211.
VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II

212.
VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
213.
VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
214.
VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
215.
VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
216.
VictoryShares Protect America ETF, Series of Victory Portfolios II
217.
VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II
218.
VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
219.
VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
220.
VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
221.
VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
222.
VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
223.
VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
224.
VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
225.
VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
226.
VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
227.
VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
228.
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
229.
VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II
230.
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II
231.
VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II
232.
Walthausen Funds
233.
West Loop Realty Fund, Series of Investment Managers Series Trust
234.
WisdomTree Trust
235.
WST Investment Trust
236.
XAI Octagon Floating Rate & Alternative Income Term Trust
(b)
The following table sets forth information concerning each director and officer of the Registrant’s principal underwriter, Foreside Fund Services, LLC. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.
Name	Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Richard J. Berthy	Three Canal Plaza Suite 100 Portland, Maine 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza Suite 100 Portland, Maine 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Avenue Suite 2200 Milwaukee, Wisconsin 53202	Vice President	None

Name	Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Jennifer K. DiValerio	899 Cassatt Road 400 Berwyn Park, Suite 110 Berwyn, Pennsylvania 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza Suite 100 Portland, Maine 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza Suite 100 Portland, Maine 04101	Secretary	None
(c)
Not applicable
Item 33. Location of Accounts and Records
The books, accounts, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the Registrant and Harbor Capital Advisors, Inc., which are located at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606. Records also are maintained by the Funds’ Subadvisers at their respective locations identified in this Registration Statement.
Records relating to the duties of the Registrant’s custodian and transfer agent are maintained by State Street Bank and Trust Company, 1 Lincoln Street, Boston, Massachusetts 02111.
Item 34. Management Services
None
Item 35. Undertakings
None

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on August 17, 2022.
Harbor ETF Trust
By: /s/ Charles F. McCain

Charles F. McCain
President and Trustee
Pursuant to the requirements of the Securities Act, this filing has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
/s/ Charles F. McCain Charles F. McCain	President and Trustee (Principal Executive Officer)	August 17, 2022
/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	August 17, 2022
/s/ Scott M. Amero* Scott M. Amero	Trustee	August 17, 2022
/s/ Donna J. Dean* Donna J. Dean	Trustee	August 17, 2022
/s/ Randall A. Hack* Randall A. Hack	Trustee	August 17, 2022
/s/ Robert Kasdin* Robert Kasdin	Trustee	August 17, 2022
/s/ Kathryn L. Quirk* Kathryn L. Quirk	Trustee	August 17, 2022
/s/ Douglas J. Skinner* Douglas J. Skinner	Trustee	August 17, 2022
/s/ Ann M. Spruill* Ann M. Spruill	Trustee	August 17, 2022
/s/ Landis Zimmerman* Landis Zimmerman	Trustee	August 17, 2022
By* /s/ Charles F. McCain

 Charles F. McCain
 As Attorney-in-Fact
 Dated: August 17, 2022
* Pursuant to Powers of Attorney dated August 9, 2022 filed herewith.